PROSPECTUS
APRIL 14, 2010
(AS SUPPLEMENTED MAY 10, 2010)

RiverSource Variable Portfolio - Limited Duration Bond Fund RiverSource Variable Portfolio - Strategic Income Fund
Variable Portfolio - AllianceBernstein International Value Fund Variable Portfolio - American Century Diversified Bond Fund Variable Portfolio - American Century Growth Fund
Variable Portfolio - Columbia Wanger International Equities Fund Variable Portfolio - Columbia Wanger U.S. Equities Fund
Variable Portfolio - Eaton Vance Floating-Rate Income Fund Variable Portfolio - Invesco International Growth Fund
Variable Portfolio - J.P. Morgan Core Bond Fund
Variable Portfolio - Jennison Mid Cap Growth Fund
Variable Portfolio - MFS Value Fund
Variable Portfolio - Marsico Growth Fund
Variable Portfolio - Mondrian International Small Cap Fund Variable Portfolio - Morgan Stanley Global Real Estate Fund Variable Portfolio - NFJ Dividend Value Fund
Variable Portfolio - Partners Small Cap Growth Fund
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund Variable Portfolio - Pyramis(R) International Equity Fund Variable Portfolio - UBS Large Cap Growth Fund
Variable Portfolio - Wells Fargo Short Duration Government Fund

Each above-named RiverSource Variable Portfolio (RiverSource VP) and Variable Portfolio (VP) Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) (the distributor). There are no exchange ticker symbols associated with shares of the funds.

Pyramis(R) is a registered service mark of FMR LLC. Used under license.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                                                                             | 1


TABLE OF CONTENTS

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance and Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation.

RIVERSOURCE VP - LIMITED DURATION BOND FUND ..............................    2
RIVERSOURCE VP - STRATEGIC INCOME FUND ...................................    5
VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND ..........................    9
VP - AMERICAN CENTURY DIVERSIFIED BOND FUND ..............................   12
VP - AMERICAN CENTURY GROWTH FUND ........................................   15
VP - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND .........................   17
VP - COLUMBIA WANGER U.S. EQUITIES FUND ..................................   19
VP - EATON VANCE FLOATING-RATE INCOME FUND ...............................   21
VP - INVESCO INTERNATIONAL GROWTH FUND ...................................   24
VP - J.P. MORGAN CORE BOND FUND ..........................................   26
VP - JENNISON MID CAP GROWTH FUND ........................................   29
VP - MFS VALUE FUND ......................................................   31
VP - MARSICO GROWTH FUND .................................................   33
VP - MONDRIAN INTERNATIONAL SMALL CAP FUND ...............................   35
VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND ..............................   37
VP - NFJ DIVIDEND VALUE FUND .............................................   40
VP - PARTNERS SMALL CAP GROWTH FUND ......................................   42
VP - PIMCO MORTGAGE-BACKED SECURITIES FUND ...............................   45
VP - PYRAMIS INTERNATIONAL EQUITY FUND ...................................   48
VP - UBS LARGE CAP GROWTH FUND ...........................................   50
VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND ..........................   52

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Portfolio Management

   RIVERSOURCE VP - LIMITED DURATION BOND FUND ...........................    55
   RIVERSOURCE VP - STRATEGIC INCOME FUND ................................    57
   VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND .......................    60
   VP - AMERICAN CENTURY DIVERSIFIED BOND FUND ...........................    62
   VP - AMERICAN CENTURY GROWTH FUND .....................................    64
   VP - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND ......................    66
   VP - COLUMBIA WANGER U.S. EQUITIES FUND ...............................    68
   VP - EATON VANCE FLOATING-RATE INCOME FUND ............................    70
   VP - INVESCO INTERNATIONAL GROWTH FUND ................................    72
   VP - J.P. MORGAN CORE BOND FUND .......................................    74
   VP - JENNISON MID CAP GROWTH FUND .....................................    76
   VP - MFS VALUE FUND ...................................................    78
   VP - MARSICO GROWTH FUND ..............................................    80
   VP - MONDRIAN INTERNATIONAL SMALL CAP FUND ............................    82
   VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND ...........................    84
   VP - NFJ DIVIDEND VALUE FUND ..........................................    86
   VP - PARTNERS SMALL CAP GROWTH FUND ...................................    88
   VP - PIMCO MORTGAGE-BACKED SECURITIES FUND ............................    92
   VP - PYRAMIS INTERNATIONAL EQUITY FUND ................................    94
   VP - UBS LARGE CAP GROWTH FUND ........................................    96
   VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND .......................    98
DESCRIPTIONS OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS ............   100
MORE ABOUT ANNUAL FUND OPERATING EXPENSES ................................   110
OTHER INVESTMENT STRATEGIES AND RISKS ....................................   111
FUND MANAGEMENT AND COMPENSATION .........................................   113
   Investment Manager ....................................................   113
   Additional Services and Compensation ..................................   114
   Payments to Affiliated and Unaffiliated Participating Insurance
      Companies ..........................................................   114
   Potential Conflicts of Interest .......................................   114
   Additional Management Information .....................................   115
BUYING AND SELLING SHARES ................................................   116
   Description of Fund Shares ............................................   116
   Pricing and Valuing of Fund Shares ....................................   116
   Purchasing Shares .....................................................   116
   Transferring/Selling Shares ...........................................   116
   Short-Term or Excessive Trading .......................................   117
DISTRIBUTIONS AND TAXES ..................................................   118

References to "Fund" throughout this prospectus refer to the RiverSource VP and VP funds named on the front cover of this prospectus singularly or collectively as the context requires. Each Fund is a series of RiverSource Variable Series Trust (the Trust).

This prospectus may contain information on Funds and share classes not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

                      Summary of RiverSource VP - Limited Duration Bond Fund | 2


SUMMARY OF RIVERSOURCE VP - LIMITED DURATION BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                             CLASS 1   CLASS 2
                                             -------   -------
Management fees                              0.47%     0.47%
Distribution and/or service (12b-1) fees     0.00%     0.25%
Other expenses(a)                            0.15%     0.15%
Total annual fund operating expenses         0.62%     0.87%
Less: Fee waiver/expense reimbursement(b)    (0.08%)   (0.08%)
Total annual fund operating expenses after
   fee waiver/expense reimbursement(b)       0.54%     0.79%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.54% for Class 1 and 0.79% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $55      $191
Class 2     $81      $270

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities which the Fund defines as those with maturities up to seven years. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade (commonly called "high-yield" or "junk" bonds). Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.

The investment manager may use derivatives such as futures, options, forward contracts, structured notes and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

                      Summary of RiverSource VP - Limited Duration Bond Fund | 3


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

                      Summary of RiverSource VP - Limited Duration Bond Fund | 4


PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-5 Year Credit Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Tom Murphy          Portfolio Manager   May 2010
Timothy J. Doubek   Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                           Summary of RiverSource VP - Strategic Income Fund | 5


SUMMARY OF RIVERSOURCE VP - STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and capital growth as a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                CLASS 1   CLASS 2
                                                                -------   -------
Management fees                                                  0.57%     0.57%
Distribution and/or service (12b-1) fees                         0.00%     0.25%
Other expenses(a)                                                0.17%     0.17%
Total annual fund operating expenses                             0.74%     0.99%
Less: Fee waiver/expense reimbursement(b)                       (0.16%)   (0.16%)
Total annual fund operating expenses after fee waiver/expense
   reimbursement(b)                                              0.58%     0.83%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.58% for Class 1 and 0.83% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $59      $221
Class 2     $85      $300

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily allocated among various fixed income investment categories including: high yield bonds, emerging markets bonds, floating rate loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts (REITs) and U.S. and international equity securities.

The Fund's investment manager, Columbia Management Investment Advisers, LLC, relies on various qualitative and proprietary quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories set forth below.

The Fund may invest up to 100% of its total assets in foreign investments, which may include emerging markets, and up to 75% of its total assets in below investment-grade debt securities (junk bonds) and floating rate loans.

                           Summary of RiverSource VP - Strategic Income Fund | 6


The quantitative models that serve as inputs into the investment manager's tactical allocation decisions take into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk and yield potential. Typically, asset allocation changes will be made monthly to refine the Fund's positioning. The allocation of investments will remain within the ranges selected by the investment manager. The ranges selected by the investment manager are:

ASSET CLASS                             INVESTMENT CATEGORY                       RANGE
------------                            -------------------                       ------
Fixed Income   Below investment-grade   High yield bonds                          25-75%
                                        High yield, floating rate loans
                                        Emerging markets bonds

               Investment-grade         Government and corporate bonds            15-70%
                                        Mortgage-backed securities
                                        Treasury inflation protected securities
                                        International bonds

Equity                                  Real estate                               0-10%
                                        U.S. and international equities

Cash                                    Cash                                      0-30%

The Fund may use derivatives such as futures, options, swaps, forward contracts and structured notes, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

INTEREST RATE RISK. Fixed income securities are subject interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

CREDIT RISK. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated loans or securities held by the Fund present increased credit risk. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high-yield debt instruments in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

                           Summary of RiverSource VP - Strategic Income Fund | 7


PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

CONFIDENTIAL INFORMATION ACCESS RISK. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund.

REAL ESTATE INDUSTRY RISK. The Fund is susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Multi-Sector Income Funds Index.

                           Summary of RiverSource VP - Strategic Income Fund | 8


FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

PORTFOLIO MANAGER   TITLE                      MANAGED FUND SINCE
-----------------   -----                      ------------------
Colin J. Lundgren   Senior Portfolio Manager   May 2010
Gene R. Tannuzzo    Portfolio Manager          May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                  Summary of VP - AllianceBernstein International Value Fund | 9


SUMMARY OF VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                CLASS 1   CLASS 2
                                                                -------   -------
Management fees                                                  0.85%     0.85%
Distribution and/or service (12b-1) fees                         0.00%     0.25%
Other expenses(a)                                                0.18%     0.18%
Total annual fund operating expenses                             1.03%     1.28%
Less: Fee waiver/expense reimbursement(b)                       (0.11%)   (0.11%)
Total annual fund operating expenses after fee waiver/expense
   reimbursement(b)                                              0.92%     1.17%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.92% for Class 1 and 1.17% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $ 94     $317
Class 2    $119     $395

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, AllianceBernstein L.P., which provides day-to-day portfolio management of the Fund.

The Fund may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year, in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities. The Fund may use stock index futures to equitize temporary and transactional cash balances.

                 Summary of VP - AllianceBernstein International Value Fund | 10


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index. The Fund also intends to compare its performance to the performance of the Lipper International Large-Cap Value Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: AllianceBernstein L.P.

PORTFOLIO MANAGER   TITLE                                 MANAGED FUND SINCE
-----------------   -----                                 ------------------
Sharon E. Fay       CIO Global Value Equities             May 2010
Kevin F. Simms      Co-CIO International Value Equities   May 2010
Henry S. D'Auria    Co-CIO International Value Equities   May 2010
Eric J. Franco      Senior Portfolio Manager              May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

                 Summary of VP - AllianceBernstein International Value Fund | 11


Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                     Summary of VP - American Century Diversified Bond Fund | 12


SUMMARY OF VP - AMERICAN CENTURY DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                 CLASS 1   CLASS 2
                                                                 -------   -------
Management fees                                                   0.47%      0.47%
Distribution and/or service (12b-1) fees                          0.00%      0.25%
Other expenses(a)                                                 0.15%      0.15%
Total annual fund operating expenses                              0.62%      0.87%
Less: Fee waiver/expense reimbursement(b)                        (0.07%)    (0.07%)
Total annual fund operating expenses after fee waiver/expense
   reimbursement(b)                                               0.55%      0.80%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.55% for Class 1 and 0.80% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $56      $192
Class 2     $82      $271

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, American Century Investment Management, Inc., which provides day-to-day portfolio management of the Fund.

The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

                     Summary of VP - American Century Diversified Bond Fund | 13


The Fund may use derivatives such as futures, options, and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Intermediate Investment Grade Debt Funds Index.

                     Summary of VP - American Century Diversified Bond Fund | 14


FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: American Century Investment Management, Inc.

PORTFOLIO MANAGER      TITLE                                      MANAGED FUND SINCE
-----------------      -----                                      ------------------
Robert V. Gahagan      Senior Portfolio Manager                   May 2010
Alejandro H. Aguilar   Portfolio Manager                          May 2010
Jeffrey L. Houston     Portfolio Manager                          May 2010
Brian Howell           Portfolio Manager                          May 2010
G. David MacEwen       CIO - Fixed Income and Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                               Summary of VP - American Century Growth Fund | 15


SUMMARY OF VP - AMERICAN CENTURY GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                  CLASS 1   CLASS 2
                                                                  -------   -------
Management fees                                                    0.64%      0.64%
Distribution and/or service (12b-1) fees                           0.00%      0.25%
Other expenses(a)                                                  0.15%      0.15%
Total annual fund operating expenses                               0.79%      1.04%
Less: Fee waiver/expense reimbursement(b)                         (0.09%)    (0.09%)
Total annual fund operating expenses after fee waiver/expense
   reimbursement(b)                                                0.70%      0.95%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.70% for Class 1 and 0.95% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $72      $244
Class 2     $97      $322

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Under normal market conditions, the Fund's portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, American Century Investment Management, Inc., which provides day-to-day portfolio management of the Fund.

The Fund may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

                               Summary of VP - American Century Growth Fund | 16


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Growth(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: American Century Investment Management, Inc.

PORTFOLIO MANAGER            TITLE                                                             MANAGED FUND SINCE
-----------------            -----                                                             ------------------
Gregory J. Woodhams, CFA     CIO - U.S. Growth Equity Large Cap and Senior Portfolio Manager   May 2010
E. A. Prescott LeGard, CFA   Portfolio Manager                                                 May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                Summary of VP - Columbia Wanger International Equities Fund | 17


SUMMARY OF VP - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                CLASS 1  CLASS 2
                                                                -------  -------
Management fees                                                  0.95%    0.95%
Distribution and/or service (12b-1) fees                         0.00%    0.25%
Other expenses(a)                                                0.22%    0.22%
Total annual fund operating expenses                             1.17%    1.42%
Less: Fee waiver/expense reimbursement(b)                       (0.02%)  (0.02%)
Total annual fund operating expenses after fee waiver/expense
   reimbursement(b)                                              1.15%    1.40%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.15% for Class 1 and 1.40% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $117      $370
Class 2    $143      $448

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Columbia Wanger Asset Management LLC, a wholly-owned subsidiary of the investment manager, which provides day-to-day portfolio management of the Fund.

                Summary of VP - Columbia Wanger International Equities Fund | 18


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index. The Fund also intends to compare its performance to the performance of the Lipper International Small/Mid-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Columbia Wanger Asset Management LLC

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
P. Zachary Egan     Portfolio Manager   May 2010
Louis J. Mendes     Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                         Summary of VP - Columbia Wanger U.S. Equities Fund | 19


SUMMARY OF VP - COLUMBIA WANGER U.S. EQUITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.88%     0.88%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.18%     0.18%
Total annual fund operating expenses              1.06%     1.31%
Less: Fee waiver/expense reimbursement(b)        (0.09%)   (0.09%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.97%     1.22%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.97% for Class 1 and 1.22% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $ 99      $329
Class 2    $124      $407

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Columbia Wanger Asset Management LLC, a wholly-owned subsidiary of the investment manager, which provides day-to-day portfolio management of the Fund.

                         Summary of VP - Columbia Wanger U.S. Equities Fund | 20


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 2000(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Small-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Columbia Wanger Asset Management LLC

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Robert A. Mohn      Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                      Summary of VP - Eaton Vance Floating-Rate Income Fund | 21


SUMMARY OF VP - EATON VANCE FLOATING-RATE INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.63%     0.63%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.17%     0.17%
Total annual fund operating expenses              0.80%     1.05%
Less: Fee waiver/expense reimbursement(b)        (0.22%)   (0.22%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.58%     0.83%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.58% for Class 1 and 0.83% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $59      $234
Class 2     $85      $312

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase investment grade fixed income debt securities and money market instruments. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Eaton Vance Management, which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.

CREDIT RISK. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer or the issuer of the security will default or

                      Summary of VP - Eaton Vance Floating-Rate Income Fund | 22


otherwise become unable or unwilling to honor its financial obligations. Unrated loans or securities held by the Fund present increased credit risk. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities.

LIQUIDITY RISK. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONFIDENTIAL INFORMATION ACCESS RISK. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund.

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high-yield debt instruments in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

INTEREST RATE RISK. Fixed income securities are subject interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the S&P/LSTA Leveraged Loan Index. The Fund also intends to compare its performance to the performance of the Lipper Loan Participation Funds Index.

                      Summary of VP - Eaton Vance Floating-Rate Income Fund | 23


FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Eaton Vance Management

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Scott H. Page       Portfolio Manager   May 2010
Craig P. Russ       Portfolio Manager   May 2010
Andrew Sveen        Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                          Summary of VP - Invesco International Growth Fund | 24


SUMMARY OF VP - INVESCO INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.84%     0.84%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.17%     0.17%
Total annual fund operating expenses              1.01%     1.26%
Less: Fee waiver/expense reimbursement(b)        (0.05%)   (0.05%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.96%     1.21%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.96% for Class 1 and 1.21% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $ 98     $317
Class 2    $123     $395

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Invesco Advisers, Inc., which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

                          Summary of VP - Invesco International Growth Fund | 25


Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Growth Index. The Fund also intends to compare its performance to the performance of the Lipper International Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

PORTFOLIO MANAGER   TITLE                            MANAGED FUND SINCE
-----------------   -----                            ------------------
Clas Olsson         Senior Portfolio Manager (lead)  May 2010
Barrett Sides       Senior Portfolio Manager (lead)  May 2010
Shuxin Cao          Senior Portfolio Manager         May 2010
Matthew Dennis      Portfolio Manager                May 2010
Jason Holzer        Senior Portfolio Manager         May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                 Summary of VP - J.P. Morgan Core Bond Fund | 26


SUMMARY OF VP - J.P. MORGAN CORE BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.47%     0.47%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.16%     0.16%
Total annual fund operating expenses              0.63%     0.88%
Less: Fee waiver/expense reimbursement(b)        (0.08%)   (0.08%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.55%     0.80%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.55% for Class 1 and 0.80% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $56      $194
Class 2     $82      $273

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund's investment, have been downgraded to a below investment grade rating.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, J.P. Morgan Investment Management Inc., which provides day-to-day portfolio management of the Fund.

                                 Summary of VP - J.P. Morgan Core Bond Fund | 27


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Intermediate Investment Grade Debt Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: J.P. Morgan Investment Management Inc.

PORTFOLIO MANAGER     TITLE               MANAGED FUND SINCE
-----------------     -----               ------------------
Douglas S. Swanson    Portfolio Manager   May 2010
Christopher Nauseda   Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

                                 Summary of VP - J.P. Morgan Core Bond Fund | 28


FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                               Summary of VP - Jennison Mid Cap Growth Fund | 29


SUMMARY OF VP - JENNISON MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.75%     0.75%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.16%     0.16%
Total annual fund operating expenses              0.91%     1.16%
Less: Fee waiver/expense reimbursement(b)        (0.09%)   (0.09%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.82%     1.07%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.82% for Class 1 and 1.07% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $ 84      $281
Class 2    $109      $360

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap(R) Growth Index. The market capitalization range of the companies included in the Index was $219 million to $17.95 billion as of March 31, 2010. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Jennison Associates LLC, which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

                               Summary of VP - Jennison Mid Cap Growth Fund | 30


MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell Midcap(R) Growth Index. The Fund also intends to compare its performance to the performance of the Lipper Mid-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Jennison Associates LLC

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
John Mullman        Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                             Summary of VP - MFS Value Fund | 31


SUMMARY OF VP - MFS VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.64%     0.64%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.15%     0.15%
Total annual fund operating expenses              0.79%     1.04%
Less: Fee waiver/expense reimbursement(b)        (0.15%)   (0.15%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.64%     0.89%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.64% for Class 1 and 0.89% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $65      $238
Class 2     $91      $316

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Massachusetts Financial Services Company, which provides day-to-day portfolio management of the Fund.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While the Fund's assets may be invested in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

                                             Summary of VP - MFS Value Fund | 32


ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Value(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Value Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Nevin P. Chitkara   Portfolio Manager   May 2010
Steven R. Gorham    Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                         Summary of VP -Marsico Growth Fund | 33


SUMMARY OF VP - MARSICO GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.64%     0.64%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.15%     0.15%
Total annual fund operating expenses              0.79%     1.04%
Less: Fee waiver/expense reimbursement(b)        (0.09%)   (0.09%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.70%     0.95%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.70% for Class 1 and 0.95% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $72      $244
Class 2     $97      $322

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Marsico Capital Management, LLC, which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for

                                         Summary of VP -Marsico Growth Fund | 34


example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the S&P 500 Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Marsico Capital Management, LLC

PORTFOLIO MANAGER   TITLE                                  MANAGED FUND SINCE
-----------------   -----                                  ------------------
Thomas F. Marsico   Portfolio Manager                      May 2010
A. Douglas Rao      Senior Analyst and Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                      Summary of VP - Mondrian International Small Cap Fund | 35


SUMMARY OF VP - MONDRIAN INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2
                                           -------   -------
Management fees                             0.95%     0.95%
Distribution and/or service (12b-1) fees    0.00%     0.25%
Other expenses(a)                           0.22%     0.22%
Total annual fund operating expenses        1.17%     1.42%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $119      $372
Class 2    $145      $450

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. The Fund may also invest in emerging markets. The market capitalization range of the companies included in the Index was $37.54 million to $4.95 billion as of March 31, 2010. The market capitalization range and composition of the Index is subject to change.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Mondrian Investment Partners Limited, which provides day-to-day portfolio management of the Fund.

The Fund may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk,

                      Summary of VP - Mondrian International Small Cap Fund | 36


such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) World Ex U.S. Small Cap Index. The Fund also intends to compare its performance to the performance of the Lipper International Small-/Mid-Cap Core Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Mondrian Investment Partners Limited

PORTFOLIO MANAGER     TITLE                      MANAGED FUND SINCE
-----------------     -----                      ------------------
Dr. Ormala Krishnan   Senior Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                     Summary of VP - Morgan Stanley Global Real Estate Fund | 37


SUMMARY OF VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.85%     0.85%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.19%     0.19%
Total annual fund operating expenses              1.04%     1.29%
Less: Fee waiver/expense reimbursement(b)        (0.18%)   (0.18%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.86%     1.11%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class 1 and 1.11% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $ 88      $313
Class 2    $113      $392

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Subadvisers (as defined below) may reduce this 40% minimum investment amount to 30% if the Subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's Subadviser, Morgan Stanley Investment Management Inc., which provides day-to-day portfolio management of the Fund. MSIM is also responsible for the supervision of Morgan Stanley Investment Management Limited (MSIM Limited) and Morgan Stanley Investment Management Company (MSIM Company), each of which assists MSIM

                     Summary of VP - Morgan Stanley Global Real Estate Fund | 38


with the day-to-day portfolio management of the Fund. MSIM, MSIM Limited and MSIM Company are collectively referred to as the Subadvisers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

NON-DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

REAL ESTATE INDUSTRY RISK. The Fund is susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

FOREIGN CURRENCY RISK. Foreign currency risk results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the FTSE EPRA/NAREIT Developed Real Estate Index. The Fund also intends to compare its performance to the performance of the Lipper Global Real Estate Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Morgan Stanley Investment Management Inc.

PORTFOLIO MANAGER    TITLE               MANAGED FUND SINCE
-----------------    -----               ------------------
Theodore R. Bigman   Portfolio Manager   May 2010
Michiel te Paske     Portfolio Manager   May 2010
Sven van Kemenade    Portfolio Manager   May 2010
Angeline Ho          Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as

                     Summary of VP - Morgan Stanley Global Real Estate Fund | 39


applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                    Summary of VP - NFJ Dividend Value Fund | 40


SUMMARY OF VP - NFJ DIVIDEND VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                             CLASS 1   CLASS 2
                                             -------   -------
Management fees                               0.64%     0.64%
Distribution and/or service (12b-1) fees      0.00%     0.25%
Other expenses(a)                             0.15%     0.15%
Total annual fund operating expenses          0.79%     1.04%
Less: Fee waiver/expense reimbursement(b)    (0.15%)   (0.15%)
Total annual fund operating expenses after
   fee waiver/expense reimbursement(b)        0.64%     0.89%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.64% for Class 1 and 0.89% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $65      $238
Class 2     $91      $316

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund's net assets may be invested in foreign investments, including those from emerging markets.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, NFJ Investment Group LLC, which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the

                                    Summary of VP - NFJ Dividend Value Fund | 41


risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

VARYING DISTRIBUTION LEVELS RISK. The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Value(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Value Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: NFJ Investment Group LLC

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Benno J. Fischer    Managing Director   May 2010
Paul Magnuson       Managing Director   May 2010
R. Burns McKinney   Portfolio Manager   May 2010
Thomas W. Oliver    Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                             Summary of VP - Partners Small Cap Growth Fund | 42


SUMMARY OF VP - PARTNERS SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.89%     0.89%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.19%     0.19%
Total annual fund operating expenses              1.08%     1.33%
Less: Fee waiver/expense reimbursement(b)        (0.01%)   (0.01%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                1.07%     1.32%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.07% for Class 1 and 1.32% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $109      $343
Class 2    $134      $421

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000(R) Growth Index. The market capitalization range of the companies included in the Russell 2000(R) Growth Index was $15.71 million to $5.6 billion as of March 31, 2010. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, TCW Investment Management Company, Wells Capital Management Incorporated and London Company of Virginia, doing business as The London Company (each, a Subadviser), which provide day-to-day portfolio management of the Fund. Columbia Management Investment Advisers, LLC, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund's assets to be managed by each Subadviser and may change these proportions at any time. Each Subadviser acts independently and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

                             Summary of VP - Partners Small Cap Growth Fund | 43


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 2000 Growth(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Small-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISERS: TCW Investment Management Company (TCW), London Company of Virginia, doing business as The London Company (TLC) and Wells Capital Management Incorporated (Wells)

PORTFOLIO MANAGER     TITLE               MANAGED FUND SINCE
-----------------     -----               ------------------
TCW
Husam H. Nazer        Portfolio Manager   May 2010
Brendt Stallings      Portfolio Manager   May 2010
TLC
Stephen Goddard       Portfolio Manager   May 2010
Jonathan Moody        Portfolio Manager   May 2010
J. Wade Stinnette     Portfolio Manager   May 2010
WELLS
Joseph M. Eberhardy   Portfolio Manager   May 2010
Thomas C. Ognar       Portfolio Manager   May 2010
Bruce C. Olson        Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

                             Summary of VP - Partners Small Cap Growth Fund | 44


TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                      Summary of VP - PIMCO Mortgage-Backed Securities Fund | 45


SUMMARY OF VP - PIMCO MORTGAGE-BACKED SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.48%     0.48%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.17%     0.17%
Total annual fund operating expenses              0.65%     0.90%
Less: Fee waiver/expense reimbursement(b)        (0.10%)   (0.10%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.55%     0.80%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.55% for Class 1 and 0.80% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $56      $198
Class 2     $82      $277

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Pacific Investment Management Company LLC, which provides day-to-day portfolio management of the Fund.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser's forecast for interest rates.

The Fund may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

                      Summary of VP - PIMCO Mortgage-Backed Securities Fund | 46


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

HIGH-YIELD SECURITIES RISK. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Mortgage Backed Securities Index. The Fund also intends to compare its performance to the performance of the Lipper U.S. Mortgage Funds Index.

                      Summary of VP - PIMCO Mortgage-Backed Securities Fund | 47


FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Pacific Investment Management Company LLC

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Scott Simon         Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                          Summary of VP - Pyramis International Equity Fund | 48


SUMMARY OF VP - PYRAMIS INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.85%     0.85%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.18%     0.18%
Total annual fund operating expenses              1.03%     1.28%
Less: Fee waiver/expense reimbursement(b)        (0.07%)   (0.07%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.96%     1.21%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.96% for Class 1 and 1.21% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1    $ 98      $321
Class 2    $123      $399

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index. The market capitalization range of the companies included within the Morgan Stanley Capital International EAFE Index was $1.27 billion to $187.3 billion as of March 31, 2010.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Pyramis Global Advisors, LLC, an indirectly held, wholly-owned subsidiary of FMR LLC, which provides day-to-day portfolio management of the Fund.

The Fund may use derivatives such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

                          Summary of VP - Pyramis International Equity Fund | 49


DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index. The Fund also intends to compare its performance to the performance of the Lipper International Large-Cap Core Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Pyramis Global Advisors, LLC

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Cesar Hernandez     Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                  Summary of VP - UBS Large Cap Growth Fund | 50


SUMMARY OF VP - UBS LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.64%     0.64%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.15%     0.15%
Total annual fund operating expenses              0.79%     1.04%
Less: Fee waiver/expense reimbursement(b)        (0.09%)   (0.09%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.70%     0.95%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.70% for Class 1 and 0.95% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $72      $244
Class 2     $97      $322

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization U.S. companies. The Fund defines large capitalization companies as those with a market capitalization greater than $3 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, UBS Global Asset Management (Americas) Inc., which provides day-to-day portfolio management of the Fund.

Although the Fund will primarily invest in large capitalization companies as described above, it may invest a portion of its assets in securities of companies with a smaller market capitalization. Further, the Fund may choose to continue to hold a security if the company's market capitalization falls below its definition of large capitalization companies.

The Fund's subadviser may, but is not required to, use derivatives such as options, futures and forward currency contracts to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

                                  Summary of VP - UBS Large Cap Growth Fund | 51


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Growth(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: UBS Global Asset Management (Americas) Inc.

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Lawrence G. Kemp    Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                 Summary of VP - Wells Fargo Short Duration Government Fund | 52


SUMMARY OF VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS 1   CLASS 2
                                                 -------   -------
Management fees                                   0.47%     0.47%
Distribution and/or service (12b-1) fees          0.00%     0.25%
Other expenses(a)                                 0.16%     0.16%
Total annual fund operating expenses              0.63%     0.88%
Less: Fee waiver/expense reimbursement(b)        (0.08%)   (0.08%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                0.55%     0.80%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.55% for Class 1 and 0.80% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS
          ------   -------
Class 1     $56      $194
Class 2     $82      $273

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.

In pursuit of the Fund's objective, the Fund's subadviser will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by the subadviser to be of comparable quality. As part of the Fund's investment strategy, the Fund's subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund's subadviser may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio's overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Wells Capital Management Incorporated, which provides day-to-day portfolio management of the Fund.

                 Summary of VP - Wells Fargo Short Duration Government Fund | 53


PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

STRIPPED SECURITIES RISK. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-3 Year Government Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Short U.S. Government Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Wells Capital Management Incorporated

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Thomas O'Connor     Portfolio Manager   May 2010
Troy Ludgood        Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

                 Summary of VP - Wells Fargo Short Duration Government Fund | 54


Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

If you make allocations to the Fund, the Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, or other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

         More Information about RiverSource VP - Limited Duration Bond Fund | 55


MORE INFORMATION ABOUT RIVERSOURCE VP - LIMITED DURATION BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities which the Fund defines as those with maturities up to seven years. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade (commonly called "high-yield" or "junk" bonds). Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries, issuers and securities relative to the Fund's benchmark, the Barclays Capital U.S. 1-5 Year Credit Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

-    Investing in lower-quality (junk) bonds as opportunities arise.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2010, was 2.83 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- The portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

-    Whether a sector or industry is experiencing change.

-    Changes in the interest rate or economic outlook.

-    Identification of a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts, structured notes and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Risks of Foreign Investing

-    Interest Rate Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

-    Mortgage-Related and Other Asset-Backed Risk

         More Information about RiverSource VP - Limited Duration Bond Fund | 56


PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Leader of the investment grade credit sector team.

- Joined the investment manager in 2002 as Vice President/Senior Investment Grade Sector Leader and portfolio manager.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Timothy J. Doubek, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Manager on the investment grade credit sector team.

- Joined the investment manager in June 2001 as a senior portfolio manager and became an investment grade sector manager in 2002.

-    Began investment career in 1987.

-    MBA, University of Michigan.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

              More Information about RiverSource VP - Strategic Income Fund | 57


MORE INFORMATION ABOUT RIVERSOURCE VP - STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and capital growth as a secondary objective. Because any investment involves risk, there is no assurance that these objectives can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily allocated among various fixed income investment categories including: high yield bonds, emerging markets bonds, floating rate loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts (REITs) and U.S. and international equity securities.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (the investment manager), relies on various qualitative and proprietary quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories set forth below.

The Fund may invest up to 100% of its total assets in foreign investments, which may include emerging markets, and up to 75% of its total assets in below investment-grade debt securities (junk bonds) and floating rate loans.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The loans in which the Fund will invest are typically senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments).

The quantitative models that serve as inputs into the investment manager's tactical allocation decisions take into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk and yield potential. Typically, asset allocation changes will be made monthly to refine the Fund's positioning. The allocation of investments will remain within the ranges selected by the investment manager. The ranges selected by the investment manager are:

ASSET CLASS                                       INVESTMENT CATEGORY             RANGE
-----------                             ---------------------------------------   -----
Fixed Income   Below investment-grade   High yield bonds                          25-75%
                                        High yield, floating rate loans
                                        Emerging markets bonds

               Investment-grade         Government and corporate bonds            15-70%
                                        Mortgage-backed securities
                                        Treasury inflation protected securities
                                        International bonds

Equity                                  Real estate                               0-10%
                                        U.S. and international equities

Cash                                    Cash                                      0-30%

Individual security selection within each investment category is made by specialized investment teams as set forth below.

The investment manager chooses fixed income securities and floating rate loans for investment by considering various factors including degree of interest rate risk, credit quality, price and yield potential. For fixed income securities, its investment process includes, among other factors:

- Seeking to identify opportunities and risks by reviewing domestic and foreign interest rates and economic forecasts.

- Investing more heavily in certain sectors based on the investment manager's market expectations.

- Identifying U.S. and foreign bonds that are investment-grade or below investment-grade.

- Identifying securities that are expected to outperform other securities. In this analysis, the investment manager will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

- Identifying obligations that may benefit from currency fluctuations and interest rate differences among countries.

              More Information about RiverSource VP - Strategic Income Fund | 58


For floating rate loans, the investment manager's investment selection process includes, among other factors:

-    An analysis of the borrower's capital structure.

-    A competitive analysis of the borrower and its industry.

-    An evaluation of the management team's capabilities.

- A review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to continue to hold or sell a fixed income security or a floating rate loan, the investment manager considers, among other factors, whether:

-    The security or loan is overvalued relative to other potential investments.

-    The interest rate or economic outlook has changed.

- The security or loan has reached the investment manager's price objective or moved above a reasonable valuation target.

-    The investment manager has identified a more attractive opportunity.

- The issuer's credit quality has declined or the investment manager expects it to decline.

- The issuer or the security continues to meet the other standards described above.

The investment manager chooses equity investments by employing proprietary, disciplined quantitative methods. The investment manager's disciplined, quantitative approach is designed to identify companies across the capitalization spectrum (large-, mid- and small-cap companies) with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

Within the equity asset class allocation, the investment manager chooses real estate investment trusts by:

- Focusing on companies that it believes can achieve sustainable growth in cash flow and dividend paying ability.

- Using fundamental analysis of each company's financial condition and industry position to select investments.

- Seeking to purchase securities so that its underlying portfolio will be diversified geographically and by property type.

In evaluating whether to sell these types of securities, the investment manager considers, among other factors, whether:

-    The growth or income potential of a security has materially changed.

-    The investment manager has identified a more attractive opportunity.

The investment manager may also use Exchange Traded Funds (ETFs) to gain exposure to the various equity investment categories.

The investment manager may use derivatives such as futures, options, swaps, forward contracts and structured notes, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Market Risk

-    Active Management Risk

-    Quantitative Model Risk

-    Interest Rate Risk

-    Credit Risk

-    Highly Leveraged Transactions Risk

-    Impairment of Collateral Risk

-    Prepayment and Extension Risk

-    Counterparty Risk

              More Information about RiverSource VP - Strategic Income Fund | 59


-    Risks of Foreign Investing

-    Issuer Risk

-    Liquidity Risk

-    Derivatives Risk

-    Confidential Information Access Risk

-    Real Estate Industry Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Senior Portfolio Manager

-    Managed the Fund since May 2010.

-    Vice President, Institutional Fixed Income.

- Joined the investment manager in 1986 and became manager of the Investment Statistical Group in 1989. He became a portfolio manager in 1995.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector manager, multi-sector fixed income.

- Joined the investment manager in 2003 as an associate analyst in municipal bond research. He became a portfolio manager in 2009.

-    Began investment career in 2003.

-    BSB, University of Minnesota, Carlson School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

     More Information about VP - AllianceBernstein International Value Fund | 60


MORE INFORMATION ABOUT VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, AllianceBernstein L.P. (AllianceBernstein), which provides day-to-day portfolio management of the Fund.

AllianceBernstein uses a value-oriented approach to make buy and sell decisions that is disciplined, centralized and highly systematic. This means that, in selecting investments for the Fund, AllianceBernstein seeks to:

- Use research analysis that is fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

- Invest in stocks that are underpriced --that have low price/earnings ratios, low price/book-value ratios and high dividend yields.

AllianceBernstein may sell a stock when it no longer meets the standards described.

AllianceBernstein may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year, in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. AllianceBernstein also may purchase foreign currency for immediate settlement in order to purchase foreign securities. AllianceBernstein may use stock index futures to equitize temporary and transactional cash balances.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Derivatives Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Market Risk

-    Quantitative Model Risk

-    Value Securities Risk

PORTFOLIO MANAGEMENT

Subadviser: AllianceBernstein, which began serving as Subadviser to the Fund in May 2010, is located at 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Sharon E. Fay, CFA, Portfolio Manager

-    Managed the fund since May 2010.

- Executive Vice President; Head of Bernstein Value Equities since 2009; and Chief Investment Officer -- Global Value Equities and Chair of the Global Value Investment Policy Group since 2003.

- CIO-Global Value Equities overseeing the portfolio management and research activities relating to cross-border and non-U.S. value investment portfolios from 2003 to 2008, and CIO-European and UK Value Equities from 1999 to 2006 (Co-CIO from 2003 to 2006).

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     More Information about VP - AllianceBernstein International Value Fund | 61


- Joined AllianceBernstein in 1990 as a research analyst, subsequently launching Canadian Value, AllianceBernstein's first single-market service focused outside the U.S. Ms. Fay then went on to launch the UK and European Equity services and build AllianceBernstein's London office, its first portfolio management team based outside the U.S.

-    BA from Brown University and MBA from Harvard Business School.

-    Location: London

Kevin F. Simms, Portfolio Manager

-    Managed the fund since May 2010.

- Co-Chief Investment Officer - International Value Equities since 2003; Director of Research - Global Value Equities since 2000.

- Joined Alliance Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities.

-    BSBA from Georgetown University and MBA from Harvard Business School.

-    Location: New York.

Henry S. D'Auria, CFA, Portfolio Manager

-    Managed the fund since May 2010.

- Chief Investment Officer - Emerging Markets Value Equities since 2002; and Co-Chief Investment Officer - International Value Equities since 2003.

- Joined AllianceBernstein in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry.

-    BA from Trinity College.

-    Location: New York.

Eric J. Franco, CFA, Senior Portfolio Manager

-    Managed the fund since May 2010.

- Joined AllianceBernstein as a senior portfolio manager for international and global value equities in 1998.

-    BA in Economics from Georgetown University

-    Location: New York.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

         More Information about VP - American Century Diversified Bond Fund | 62


MORE INFORMATION ABOUT VP - AMERICAN CENTURY DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, American Century decides which debt securities to buy and sell by considering:

-    the desired maturity requirements for the portfolio.

-    the portfolio's credit quality standards.

-    current economic conditions and the risk of inflation.

- special features of the debt securities that may make them more or less attractive.

Because the Fund will own many debt securities, American Century calculates the average of the remaining maturities of all the debt securities the Fund owns to evaluate the interest rate sensitivity of the entire investment portfolio. This average is weighted according to the size of the Fund's individual holdings and is called the weighted average maturity. American Century generally seeks to maintain the weighted average maturity of the Fund's investment portfolio at three and one-half years or longer. Within this maturity limit, American Century may shorten the investment portfolio's maturity during periods of rising interest rates in order to seek to reduce the effect of bond price declines on the Fund's value. When interest rates are falling and bond prices are rising, American Century may lengthen the portfolio's maturity.

The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

American Century may use derivatives such as futures, options, and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Interest Rate Risk

-    Issuer Risk

-    Liquidity Risk

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         More Information about VP - American Century Diversified Bond Fund | 63


-    Market Risk

-    Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

American Century uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the Fund's strategic investment parameters based on economic and market conditions. The Fund's other portfolio managers are responsible for security selection and portfolio construction for the Fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the Fund.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Robert V. Gahagan, Senior Portfolio Manager (Macro Strategy Team Representative)

-    Managed the Fund since 2010

-    Joined American Century in 1983 as Research Analyst

-    Portfolio Manager at American Century since 1991

-    Began investment career in 1983

-    B.A. and M.B.A, University of Missouri - Kansas City

Alejandro H. Aguilar, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Joined American Century in 2003 as Portfolio Manager

-    Began investment career in 1994

-    B.A., University of California - Berkeley; M.B.A., University of Michigan

Jeffrey L. Houston, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Joined American Century in 1990 as Municipal Securities Analyst

-    Portfolio Manager at American Century since 1994

-    Began investment career in 1986

-    B.A., University of Delaware; M.A., Syracuse University

Brian Howell, Portfolio Manager

-    Managed the Fund since 2010

-    Joined American Century in 1987 as Research Analyst

-    Portfolio Manager at American Century since 1996

-    Began investment career in 1987

-    B.A. and M.B.A; University of California - Berkeley

G. David MacEwen, Chief Investment Officer - Fixed Income and Portfolio Manager (Macro Strategy Team Representative)

-    Managed the Fund since 2010

-    Joined American Century in 1991 as Portfolio Manager

-    Began investment career in 1982

-    B.A., Boston University; M.B.A., University of Delaware

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                   More Information about VP - American Century Growth Fund | 64


MORE INFORMATION ABOUT VP - AMERICAN CENTURY GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

In implementing its strategy, the Fund uses a bottom-up approach to stock selection. This means that investment decisions are based primarily on analysis of individual companies, rather than broad economic forecasts. Stock selection is based primarily on analysis of individual companies that seeks to identify and evaluate trends in earnings, revenues and other business fundamentals. American Century uses a variety of analytical research tools and techniques to identify the stocks of companies that meet its investment criteria.

Under normal market conditions, the Fund's portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger-sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century determine whether to buy or hold the stocks of companies it believes have favorable growth prospects and whether to sell the stocks of companies whose characteristics no longer meet its criteria. The Fund may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Issuer Risk

-    Market Risk

-    Derivatives Risk

PORTFOLIO MANAGEMENT

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. American Century uses a team of portfolio managers and analysts to manage the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Gregory J. Woodhams, CFA, Chief Investment Officer, U.S. Growth Equity - Large Cap and Senior Portfolio Manager

-    Managed the Fund since 2010

-    Joined American Century in 1997 as Portfolio Manager

-    Began investment career in 1981

-    BA, Rice University; MA University of Wisconsin

E. A. Prescott LeGard, CFA, Portfolio Manager

-    Managed the Fund since 2010

                   More Information about VP - American Century Growth Fund | 65


-    Joined American Century in 1999 as Portfolio Manager

-    Began investment career in 1991

-    BA, DePauw University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

    More Information about VP - Columbia Wanger International Equities Fund | 66


MORE INFORMATION ABOUT VP - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC (investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Columbia Wanger Asset Management LLC (CWAM), a wholly-owned subsidiary of the investment manager, which provides day-to-day portfolio management of the Fund.

CWAM believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher growth potential than stocks of larger companies.

CWAM typically seeks to purchase companies with:

-    A strong business franchise that offers growth potential

-    Products and services that give the company a competitive advantage

- A stock price that CWAM believes is reasonable relative to the assets and earning power of the company

CWAM may sell a security if it reaches CWAM's price target, if CWAM believes the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if CWAM believes other securities are more attractive. CWAM may also sell a security to fund redemptions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Risks of Foreign Investing

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Subadviser. CWAM, a wholly-owned subsidiary of the investment manager, which began serving as Subadviser to the Fund in May 2010, is located at 227 West Monroe Street, Chicago, Illinois 60606. CWAM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

P. Zachary Egan, CFA

-    Portfolio Manager and Director of International Research at CWAM

-    Managed the Fund since May 2010

    More Information about VP - Columbia Wanger International Equities Fund | 67


- Associated with CWAM or its predecessors as an investment professional since 1999

Louis J. Mendes, CFA

-    Portfolio Manager and Director of International Research at CWAM

-    Managed the Fund since May 2010

- Associated with CWAM or its predecessors as an investment professional since 2001

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

             More Information about VP - Columbia Wanger U.S. Equities Fund | 68


MORE INFORMATION ABOUT VP - COLUMBIA WANGER U.S. EQUITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Columbia Wanger Asset Management LLC (CWAM), a wholly-owned subsidiary of the investment manager, which provides day-to-day portfolio management of the Fund.

CWAM believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher growth potential than stocks of larger companies.

CWAM typically seeks to purchase companies with:

-    A strong business franchise that offers growth potential

-    Products and services that give the company a competitive advantage

- A stock price that CWAM believes is reasonable relative to the assets and earning power of the company

CWAM may sell a security if the security reaches CWAM's price target, if CWAM believes the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if CWAM believes other securities are more attractive. CWAM may also sell a security to fund redemptions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Small and Mid-Sized Company Risk

             More Information about VP - Columbia Wanger U.S. Equities Fund | 69


PORTFOLIO MANAGEMENT

Subadviser: CWAM, a wholly-owned subsidiary of the investment manager, which began serving as Subadviser to the Fund in May 2010, is located at 227 West Monroe Street, Chicago, Illinois 60606. CWAM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Robert A. Mohn, CFA

-    Portfolio Manager and Director of Domestic Research at CWAM

-    Managed the Fund since May 2010

- Associated with CWAM or its predecessors as an investment professional since 1992

-    Began investment career in 1983

-    BS, Stanford University; MBA, University of Chicago

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

          More Information about VP - Eaton Vance Floating-Rate Income Fund | 70


MORE INFORMATION ABOUT VP - EATON VANCE FLOATING-RATE INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. Currently, there is an active trading market for these loans. They are generally valued on a daily basis by independent pricing services.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Eaton Vance Management (Eaton Vance), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund's objective, Eaton Vance actively manages investments. The Fund may buy or sell investments on a daily basis (although loans are generally held until repaid). Eaton Vance monitors the credit quality of portfolio holdings, as well as other investments that are available. Eaton Vance considers the relative value of loans and other securities in the marketplace in making investment decisions and attempts to preserve capital and enhance return when consistent with the Fund's objectives. Although Eaton Vance considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. .

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Market Risk

-    Credit Risk

-    Liquidity Risk

-    Active Management Risk

-    Confidential Information Access Risk

-    Counterparty Risk

-    Highly Leveraged Transactions Risk

-    Impairment of Collateral Risk

-    Interest Rate Risk

-    Prepayment and Extension Risk

-    Risks of Foreign Investing

          More Information about VP - Eaton Vance Floating-Rate Income Fund | 71


PORTFOLIO MANAGEMENT

Subadviser: Eaton Vance, which began serving as Subadviser to the Fund in May 2010, is located at Two International Place, Boston, MA 02110. Eaton Vance, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Scott H. Page, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Joined Eaton Vance in 1989

-    Portfolio Manager in Eaton Vance bank loan group since 1996

- Began investment career as an investment officer of the Dartmouth College endowment and an Assistant Vice President in the Leveraged Finance Department of Citicorp.

-    B.A. Williams College; M.B.A. Amos Tuck School at Dartmouth College

Craig P. Russ, Portfolio Manager

-    Managed the Fund since 2010

-    Joined Eaton Vance in 1997

-    Portfolio Manager in Eaton Vance bank loan group since 2001

-    Began investment career in commercial lending with State Street Bank

- B.A. Middlebury College; also studied at the London School of Economics and Political Science

Andrew Sveen, CFA, Portfolio Manager

-    Managed the Fund since 2010

- Joined Eaton Vance in 1991 as a senior financial analyst in the bank loan group

-    Portfolio Manager in Eaton Vance bank loan group since 2008

-    Began investment career as a corporate lending officer at State Street Bank

- B.S. from Dartmouth College; M.B.A. from William Simon School of Business Finance

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

              More Information about VP - Invesco International Growth Fund | 72


MORE INFORMATION ABOUT VP - INVESCO INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Invesco Advisers, Inc. (Invesco), which provides day-to-day portfolio management of the Fund.

Invesco employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The investment strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose market prices do not fully reflect these attributes. Invesco uses quantitative screens to seek to identify securities that are attractive based on their earnings, quality and valuation. Investments for the Fund are then selected using "bottom-up" fundamental research. The focus is on the strengths of individual companies, rather than sector or country trends.

Invesco may consider selling a security for several reasons, including when Invesco believes (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Liquidity Risk

-    Market Risk

PORTFOLIO MANAGEMENT

Subadviser. Invesco, which began serving as Subadviser to the Fund in May 2010, is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. Clas Olsson leads a team of portfolio managers who are responsible for the day-to-day management of the Fund.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Clas Olsson, Senior Portfolio Manager, CIO of Invesco's International Growth Investment Management Unit

-    Managed the Fund since May 2010.

- Joined Invesco as an investment officer and international portfolio analyst in 1994 and promoted to his current position in 1997.

-    Lead manager with respect to investments in Europe and Canada.

-    Began investment career in 1994.

-    BA in business administration, University of Texas.

              More Information about VP - Invesco International Growth Fund | 73


Barrett Sides, Senior Portfolio Manager

-    Managed the Fund since May 2010.

- Joined Invesco as a portfolio administrator and promoted to portfolio manager in 1997.

-    Lead manager with respect to investments in Asia Pacific and Latin America.

-    Began investment career in 1989.

- BS in economics, Bucknell University and MBA in international business, University of St. Thomas.

Shuxin Cao, CFA, Senior Portfolio Manager

-    Managed the Fund since May 2010.

- Joined Invesco as an international equity analyst with a focus on Asia in 1997 and promoted to portfolio manager in 1999.

-    Began investment career in 1993.

-    BA in English, Tianjin Foreign Language Institute and MBA, Texas A&M
     University.

Matthew Dennis, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined Invesco as senior portfolio analyst in 2000 and promoted to portfolio manager in 2003.

-    Began investment career in 1994.

- BA in economics from The University of Texas at Austin and MS in finance from Texas A&M University.

Jason Holzer, CFA, Senior Portfolio Manager

-    Managed the Fund since May 2010.

- Joined Invesco as senior analyst in 1996 and promoted to portfolio manager in 1999.

-    Began investment career in 1994.

- BA in quantitative economics and MS in engineering-economic systems from Stanford University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                     More Information about VP - J.P. Morgan Core Bond Fund | 74


MORE INFORMATION ABOUT VP - J.P. MORGAN CORE BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund's investment, have been downgraded to a below investment grade rating. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, J.P. Morgan Investment Management Inc. (JPMIM), which provides day-to-day portfolio management of the Fund.

JPMIM analyzes four major factors in managing and constructing the Fund's investment portfolio: duration, market sectors, maturity concentrations and individual securities. JPMIM looks for market sectors and individual securities that it believes will perform well over time. JPMIM selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. JPMIM incorporates a bottom-up, value-oriented approach to fixed income investment management, including:

-    identifying securities that are priced inefficiently;

- making sector allocation decisions based on a broad sector outlook, utilizing expected return and valuation analysis;

- managing the yield curve, with an emphasis on evaluating relative risk/reward relationships along the yield curve; and

-    managing portfolio duration, primarily as a risk control measure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Interest Rate Risk

-    Issuer Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

                     More Information about VP - J.P. Morgan Core Bond Fund | 75


PORTFOLIO MANAGEMENT

Subadviser: JPMIM, which began serving as Subadviser to the Fund in May 2010, is located at 245 Park Avenue, New York, New York 10167. JPMIM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. The team of portfolio managers responsible for the day-to-day portfolio management of the Fund managed by JPMIM consists of:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Douglas S. Swanson, Portfolio Manager

-    Managed the Fund since 2010

-    Joined JPMIM and/or its predecessor in 1983 as Portfolio Manager

-    Began investment career in 1983

- B.S., Massachusetts Institute of Technology; M.S., Sloan School at the Massachusetts Institute of Technology

Christopher Nauseda, Portfolio Manager

-    Managed the Fund since 2010

-    Joined JPMIM and/or its predecessor in 1998 as Portfolio Manager

-    Began investment career in 1982

-    B.S. and M.B.A, Wayne State University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                   More Information about VP - Jennison Mid Cap Growth Fund | 76


MORE INFORMATION ABOUT VP - JENNISON MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included in the Index was $219 million to $17.95 billion as of March 31, 2010. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Jennison Associates LLC (Jennison), which provides day-to-day portfolio management of the Fund.

Jennison seeks to identify companies with above-average earnings-per-share growth that generally have the following characteristics:

-    Sustainable earnings growth over the investment horizon

-    Strong business fundamentals

-    Stable and enduring franchise value

Jennison uses a "bottom-up," research intensive approach to build a diversified portfolio of companies with attractive valuations and projected strong earnings growth on an intermediate-term basis. Jennison believes the market often under-appreciates the performance of these steady-growth companies and seeks to capture inflection points in a company's growth rates or business model, looking for companies transitioning from early-stage growth to a more mature, seasoned level of performance.

Jennison typically sells a security when one or more of the following occurs:

-    The security exceeds Jennison's target price

- A fundamental change in earnings growth or company dynamics alters Jennison's view of appreciation potential

- Risk characteristics increase due to changes in company fundamentals or industry trends

-    A more attractive holding candidate is uncovered

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Mid-Sized Company Risk

-    Risk of Foreign Investing

                   More Information about VP - Jennison Mid Cap Growth Fund | 77


PORTFOLIO MANAGEMENT

Subadviser: Jennison, which began serving as Subadviser to the Fund in May 2010, is located at 466 Lexington Avenue, New York, NY 10017. Jennison, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

John Mullman, CFA, Portfolio Manager

-    Portfolio Manager and Managing Director at Jennison

-    Managed the Fund since May 2010

-    Joined Jennison in August 2000 as a portfolio manager

-    Began investment career in 1987

-    BA, College of the Holy Cross; MBA, Yale University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                                 More Information about VP - MFS Value Fund | 78


MORE INFORMATION ABOUT VP - MFS VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Massachusetts Financial Services Company (MFS), which provides day-to-day portfolio management of the Fund.

Equity securities in which MFS may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While MFS may invest the Fund's assets in companies of any size, MFS generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

MFS uses a "bottom-up" investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate these and other factors may also be considered.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Value Securities Risk

-    Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: MFS, which began serving as Subadviser to the Fund in May 2010, is located at 500 Boylston Street, Boston, MA 02116. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services company. Net assets under the management of the MFS organization were approximately $183 billion as of December 31, 2009. MFS, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nevin P. Chitkara, Portfolio Manager

-    Investment Officer of MFS

-    Managed the Fund since May 2010

-    Employed in the investment area of MFS since 1997

-    BS, Boston University; MBA, Massachusetts Institute of Technology

Steven R. Gorham, Portfolio Manager

-    Investment Officer of MFS

-    Managed the Fund since May 2010

                                 More Information about VP - MFS Value Fund | 79


-    Employed in the investment area of MFS since 1992

-    BS, University of New Hampshire; MBA, Boston College

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                            More Information about VP - Marsico Growth Fund | 80


MORE INFORMATION ABOUT VP - MARSICO GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Marsico Capital Management, LLC (Marsico Capital), which provides day-to-day portfolio management of the Fund.

Marsico Capital selects investments in companies with long-term growth potential using an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

Marsico Capital's "top-down" analysis seeks to identify sectors, industries, and companies by narrowing the investable universe, taking into consideration macro-economic factors such as, without limitation, interest rates, currency movements, inflation, demographics, regulatory environment, and global competitive landscape. In addition, Marsico Capital may examine other factors such as, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of observed financial trends.

Marsico Capital's "bottom-up" stock selection seeks to identify individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico Capital may focus on one or more attributes such as, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; the strength of its fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonableness of valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect.

As part of its fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management, as well as with its customers and (as relevant) its suppliers, distributors, and competitors. Marsico Capital also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico Capital in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico Capital may reduce or sell the Fund's investments in portfolio securities if, in its opinion, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico Capital's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere, or for other reasons.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and securities of companies undergoing significant changes such as introduction of a new product line, appointment of a new management team, or an acquisition.

                            More Information about VP - Marsico Growth Fund | 81


PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Issuer Risk

-    Market Risk

-    Risk of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: Marsico Capital, which began serving as Subadviser to the Fund in May 2010, is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico Capital, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers: The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Thomas F. Marsico, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Chief Investment Officer of Marsico Capital

-    Founded Marsico Capital in 1997

-    Began investment career in 1986

-    BA, University of Colorado; MBA, University of Denver

A. Douglas Rao, Senior Analyst and Portfolio Manager

-    Co-managed the Fund since 2010

-    Joined Marsico Capital in 2005

- Prior to joining Marsico Capital, he was Senior Vice President and Financial Services Analyst for U.S. equities at Trust Company of the West.

-    Began investment career in 2000

-    BA, University of Virginia; MBA, University of California, Los Angeles

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

          More Information about VP - Mondrian International Small Cap Fund | 82


MORE INFORMATION ABOUT VP - MONDRIAN INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. The market capitalization range of the companies included in the Index was $37.54 million to $4.95 billion as of March 31, 2010. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Mondrian Investment Partners Limited (Mondrian), which provides day-to-day portfolio management of the Fund.

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. Mondrian considers small cap opportunities to be companies whose market capitalization falls within the range of companies in the Index. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will enter into the Fund. Mondrian's three-stage research process includes:

-    An overview of financial statements and industry prospects;

- Meetings (on-site) with company management to have a clearer understanding of business operations and growth prospects; and

- Using a combination of bottom-up/top-down inputs to model the future income stream, balance sheet and cash flow projections of the company to ascertain the long-term dividend paying capability of the company, which are then used as inputs into the inflation adjusted dividend discount methodology to derive the underlying value of a company.

In addition, Mondrian may sell a security if in its view:

- Price appreciation has led to a significant overvaluation against a predetermined value level as defined by the dividend discount model;

-    Change in the fundamentals adversely affects ongoing appraisal of value;

-    More attractive alternatives are discovered; and

-    Market capitalization significantly exceeds Mondrian's targeted ceiling.

Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Derivatives Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Small and Mid-Sized Company Risk

          More Information about VP - Mondrian International Small Cap Fund | 83


PORTFOLIO MANAGEMENT

Subadviser: Mondrian, which began serving as Subadviser to the Fund in May 2010, is located at 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD. Mondrian, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Dr. Ormala Krishnan, Senior Portfolio Manager

Dr. Krishnan heads Mondrian's international small cap strategy. Dr. Krishnan has managed the Fund since May 2010. Dr. Krishnan started her investment career in 1993 with Singapore based Koeneman Capital Management. Prior to joining Mondrian in 2000 as a portfolio manager, Dr. Krishnan was an investment consultant with William M. Mercer. Upon completion of her BSc in pure and applied mathematics from the National University of Singapore, Dr. Krishnan achieved her MSc in actuarial science from City University, London. In 2006, Dr. Krishnan completed her doctoral program in investment and finance from Sir John Cass Business School, City of London. Her doctoral thesis was on "Value versus Growth in the Asian Equity Markets".

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

         More Information about VP - Morgan Stanley Global Real Estate Fund | 84


MORE INFORMATION ABOUT VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs), real estate investment trusts (REITs), and similar entities formed under the laws of non-U.S. countries.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Subadvisers (as defined below) may reduce this 40% minimum investment amount to 30% if the Subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's Subadviser, Morgan Stanley Investment Management Inc. (MSIM), which provides day-to-day portfolio management of the Fund. MSIM is also responsible for the supervision of Morgan Stanley Investment Management Limited (MSIM Limited) and Morgan Stanley Investment Management Company (MSIM Company), each of which assists MSIM with the day-to-day portfolio management of the Fund. MSIM, MSIM Limited and MSIM Company are collectively referred to as the Subadvisers.

The Subadvisers actively manage the Fund using a combination of top-down and bottom-up methodologies. The global top-down asset allocation is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadvisers employ a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadvisers consider broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns.

The Subadvisers generally consider selling a portfolio holding when they determine that the holding is less attractive based on a number of factors, including changes in the holding's share price, underlying asset value, earnings prospects relative to its peers and/or business prospects.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Non-Diversification Risk

-    Market Risk

-    Real Estate Industry Risk

-    Risks of Foreign Investing

-    Foreign Currency Risk

         More Information about VP - Morgan Stanley Global Real Estate Fund | 85


PORTFOLIO MANAGEMENT

Subadvisers: MSIM, which began serving as the Fund's Subadviser in May 2010, is located at 522 Fifth Avenue, New York, New York 10036. MSIM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC. MSIM is also responsible for the supervision of MSIM Limited, located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948, each of which assist with the Fund's day-to-day portfolio management, under separate Delegation Agreements with MSIM.

The Fund's assets are managed within the Real Estate team, which is comprised of portfolio managers and analysts of MSIM, MSIM Limited and MSIM Company.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Theodore R. Bigman, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1995

Michiel te Paske, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1997

Sven van Kemenade, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1997

Angeline Ho, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1997

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                        More Information about VP - NFJ Dividend Value Fund | 86


MORE INFORMATION ABOUT VP - NFJ DIVIDEND VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund's net assets may be invested in foreign investments, including those from emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, NFJ Investment Group LLC (NFJ), which provides day-to-day portfolio management of the Fund.

NFJ uses a "value" investing style focusing on companies, including real estate investment trusts (REITs), whose securities it believes have low valuations. NFJ uses quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, NFJ analyzes factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and changes in companies' fundamentals. NFJ also identifies what it believes to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, NFJ selects securities for the Fund.

NFJ considers selling a security when it believes any of the factors leading to the security's purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Risks of Foreign Investing

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Varying Distribution Levels Risk

PORTFOLIO MANAGEMENT

Subadviser: NFJ, which began serving as Subadviser to the Fund in May 2010, is located at 2100 Ross Avenue, Suite 700, Dallas TX 75201. NFJ, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Benno J. Fischer, CFA, Managing Director

-    Managing Director and founding partner of NFJ

-    Managed the Fund since May 2010

-    Founded NFJ in 1989

-    Has over 44 years of investment experience

                        More Information about VP - NFJ Dividend Value Fund | 87


Paul Magnuson, Managing Director

-    Portfolio Manager and Managing Director of NFJ

-    Managed the Fund since May 2010

-    Joined NFJ in 1992

-    Has over 24 years of investment experience

R. Burns McKinney, CFA, Portfolio Manager

-    Portfolio Manager and Senior Vice President of NFJ

-    Managed the Fund since May 2010

-    Joined NFJ in 2006

-    Prior to joining NFJ, was an equity analyst at Evergreen Investments since
     2001

-    Has over 13 years of investment experience

Thomas W. Oliver, CFA, CPA, Portfolio Manager

-    Portfolio Manager and Senior Vice President of NFJ

-    Managed the Fund since May 2010

-    Joined NFJ in 2005

- Prior to joining NFJ, was a manager of corporate reporting at Perot Systems since 1998

-    Has over 14 years of investment experience

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                 More Information about VP - Partners Small Cap Growth Fund | 88


MORE INFORMATION ABOUT VP - PARTNERS SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000(R) Growth Index (the Index). The market capitalization range of the companies included in the Index was $15.71 million to $5.6 billion as of March 31, 2010. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, TCW Investment Management Company (TCW), Wells Capital Management Incorporated (Wells) and London Company of Virginia, doing business as The London Company (TLC) (each, a Subadviser), which provide day-to-day portfolio management of the Fund. Columbia Management Investment Advisers, LLC, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund's assets to be managed by each Subadviser and may change these proportions at any time. Each Subadviser acts independently and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

TCW

TCW pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund's portfolio.

TCW seeks small capitalization companies that it believes will have free cash flow growth, over a three to five year investment horizon, greater than what is projected by current Wall Street estimates and whose securities are attractively valued relative to TCW's projections. TCW's process emphasizes fundamental research, thorough due diligence with target company management and the development of proprietary financial models.

TCW utilizes fundamental analysis which generally looks for companies, which in its view, have one or more of the following factors:

- Competitive position in a large or growing market, offering the potential for open-ended growth

-    A differentiated product or service

-    A profitable business model at maturity

- An ability to fund revenue and earnings growth through internally generated free cash flow and/or balance sheet cash

-    A strong management team

Typically, TCW sells an individual security when in its view the company fails to meet expectations, there is a deterioration of underlying fundamentals, TCW determines to take advantage of a better investment opportunity or the individual security has reached its sell target. TCW will also sell if an individual security weighting or sector weighting is too large.

WELLS

Wells seeks small-capitalization companies that are in an emerging phase of their growth cycle. Wells generally believes these companies have prospects for robust and sustainable growth in earnings and revenue and that they may benefit from positive revisions to expectations for earnings and revenue growth, which may lead to stock outperformance. To find growth and anticipate positive revisions, Wells performs fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models appear to have sustainable profit potential. Wells combines this fundamental analysis with its assessment of the timeliness for the stocks of these companies to form an investment decision. Wells may sell a company's stock when it sees a deterioration in fundamentals that causes it to become suspicious of a company's prospective growth profile. Depending on the circumstances, Wells may also sell or trim a portfolio position when it sees timeliness turn negative on a stock held in the portfolio.

                 More Information about VP - Partners Small Cap Growth Fund | 89


TLC

TLC seeks to purchase generally profitable, financially stable small-capitalization companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values. Guiding principles of TLC's small-cap philosophy include, among other things:
(1) a focus on cash return on tangible capital, instead of earnings per share,
(2) a determination of company value based on an evaluation of cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively), and (4) an overall approach based on low turnover.

TLC utilizes a bottom-up approach in the security selection process. It screens a small-capitalization index against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, free cash flow yield and return on equity. TLC seeks companies that are trading at a 40% or greater discount to their perceived intrinsic value. TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether or not management's interests are aligned with shareholders' interests. TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase, typically when the security is trading at a low-to-reasonable valuation.

TLC generally sells a security to adjust overall portfolio risk or when it believes: the security has become overvalued and has reached TLC's price target, the security's fundamentals have deteriorated, there is significant trading activity by insiders or there is a more promising alternative.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Small Company Risk

-    Sector Risk

-    Risk of Foreign Investing

PORTFOLIO MANAGEMENT

Subadvisers:

TCW, which began serving as a Subadviser to the Fund in May 2010, is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

TLC, which began serving as a Subadviser to the Fund in May 2010, is located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226. TLC, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Wells, which began serving as a Subadviser to the Fund in May 2010, is located at 525 Market Street, San Francisco, California 94105. Wells, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TCW are:

Husam H. Nazer, Portfolio Manager

-    Managing Director and Senior Portfolio Manager at TCW

-    Managed the Fund since May 2010

-    Joined TCW and began investment career in 1995

-    BS, Boston University; MBA, University of Southern California

                 More Information about VP - Partners Small Cap Growth Fund | 90


Brendt Stallings, CFA, Portfolio Manager

-    Managing Director and Senior Portfolio Manager at TCW

-    Managed the Fund since May 2010

-    Joined TCW in 1998

-    Began investment career in 1990

-    BA, Stanford University; MBA, Amos Tuck School at Dartmouth College

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TLC are:

Stephen Goddard, CFA, Portfolio Manager

-    President, Chief Investment Officer and Portfolio Manager at TLC

-    Managed the Fund since May 2010

-    Founded TLC in 1994

-    Began investment career in 1989

-    BA, Virginia Military Institute; MBA, University of Richmond

Jonathan Moody, CFA, Portfolio Manager

-    Director of Research and Portfolio Manager at TLC

-    Managed the Fund since May 2010

-    Joined TLC in 2002

-    Began investment career in 1992

-    BS, Virginia Military Institute

J. Wade Stinnette, Portfolio Manager

-    Portfolio Manager at TLC

-    Managed the Fund since May 2010

-    Joined TLC in 2008

- Prior to joining TLC, was a founding partner of Tanglewood Asset Management since 2002

-    Began investment career in 1987

-    BS, Virginia Military Institute

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Wells are:

Joseph M. Eberhardy, CFA, CPA, Portfolio Manager

-    Portfolio Manager at Wells

-    Managed the Fund since May 2010

- Joined Wells in 2005 as part of Wells' acquisition of Strong Capital Management, which he joined in 1994

-    Began investment career in 1994

-    BA, University of Wisconsin-Milwaukee

Thomas C. Ognar, CFA, Portfolio Manager

-    Portfolio Manager at Wells

-    Managed the Fund since May 2010

- Joined Wells in 2005 as part of Wells' acquisition of Strong Capital Management, which he joined in 1998

-    Began investment career in 1993

-    BS, Miami University; MS, University of Wisconsin, Madison

Bruce C. Olson, CFA, Portfolio Manager

-    Portfolio Manager at Wells

-    Managed the Fund since May 2010

- Joined Wells in 2005 as part of Wells' acquisition of Strong Capital Management, which he joined in 1994

-    Began investment career in 1982

-    BA, Gustavus Adolphus College

                 More Information about VP - Partners Small Cap Growth Fund | 91


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

          More Information about VP - PIMCO Mortgage-Backed Securities Fund | 92


MORE INFORMATION ABOUT VP - PIMCO MORTGAGE-BACKED SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Pacific Investment Management Company LLC (PIMCO), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund's objective, PIMCO chooses investments by utilizing:

-    Duration management;

-    Yield curve or maturity structuring;

-    Sub-sector rotation; and

-    Bottom-up techniques including in-house credit and quantitative research.

In evaluating whether to sell a security, PIMCO considers, among other factors, whether:

-    The interest rate or economic outlook changes.

-    The security is overvalued relative to alternative investments.

- The issuer or the security continues to meet the other standards described above.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on PIMCO's forecast for interest rates.

PIMCO may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Interest Rate Risk

-    Issuer Risk

-    Leverage Risk

-    Liquidity Risk

-    Market Risk

-    Mortgage-Related and Other Asset-Backed Risk

-    Prepayment and Extension Risk

          More Information about VP - PIMCO Mortgage-Backed Securities Fund | 93


PORTFOLIO MANAGEMENT

Subadviser: PIMCO, which began serving as Subadviser to the Fund in May 2010, is located at 840 Newport Center Drive, Newport Beach, CA 92660, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Simon, Portfolio Manager

-    Managing Director at PIMCO

-    Managed the Fund since May 2010.

-    Joined PIMCO as Portfolio Manager in 2000

- Prior to joining PIMCO, served as a Senior Managing Director and co-head of mortgage-backed securities pass-through trading at Bear Stearns & Co.

-    Began investment career in 1983

-    B.S. and M.S. in Industrial Engineering, Stanford University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

              More Information about VP - Pyramis International Equity Fund | 94


MORE INFORMATION ABOUT VP - PYRAMIS INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index (Index). The market capitalization range of the companies included within the Index was $1.27 billion to $187.3 billion as of March 31, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund will provide shareholders with at least 60 days written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Pyramis Global Advisors, LLC (Pyramis), an indirectly held, wholly-owned subsidiary of FMR LLC, which provides day-to-day portfolio management of the Fund.

When buying and selling a security, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including, but not limited to, its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate the securities' growth potential, valuation, liquidity, and investment risks.

The Fund may use derivatives such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Derivatives Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Liquidity Risk

-    Market Risk

PORTFOLIO MANAGEMENT

Subadviser: Pyramis Global Advisors, LLC, an indirectly held, wholly-owned subsidiary of FMR LLC, which began serving as Subadviser to the Fund in May 2010, is located at 900 Salem Street, Smithfield, Rhode Island 02917. Pyramis, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Cesar Hernandez, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined FMR LLC in 1989. Mr. Hernandez developed the select international strategy at FMR LLC and has been responsible for managing select international and select global portfolios on behalf of institutional investors around the world since the discipline's inception in 1989.

              More Information about VP - Pyramis International Equity Fund | 95


-    Began investment career in 1986.

-    BS, Universidad Simon Bolivar; MBA, Babson College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                      More Information about VP - UBS Large Cap Growth Fund | 96


MORE INFORMATION ABOUT VP - UBS LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization U.S. companies. The Fund defines large capitalization companies as those with a market capitalization greater than $3 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, UBS Global Asset Management (Americas) Inc. (UBS Global AM), which provides day-to-day portfolio management of the Fund.

In selecting securities, UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities. UBS Global AM expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

UBS Global AM will consider selling a security when it determines that there is deterioration in a company's fundamental business prospects or its competitive position, or when the stock price fully reflects UBS Global AM's expectations.

Although the Fund will primarily invest in large capitalization companies as described above, it may invest a portion of its assets in securities of companies with a smaller market capitalization. Further, the Fund may choose to continue to hold a security if the company's market capitalization falls below its definition of large capitalization companies.

UBS Global AM may, but is not required to, use derivatives such as options, futures and forward currency contracts to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Issuer Risk

-    Market Risk

-    Risk of Foreign Investing

-    Derivatives Risk

                      More Information about VP - UBS Large Cap Growth Fund | 97


MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: UBS Global AM, which began serving as Subadviser to the Fund in May 2010, is located at One North Wacker Drive, Chicago, IL 60606. UBS Global AM, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Manager. The portfolio manager responsible for the day-to-day portfolio management of the Fund is:

Lawrence G. Kemp, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Head of U.S. Large Cap Growth Equities

-    Joined UBS Global AM in 1992

-    Began investment career in 1986

-    BA, Stanford University, MBA University of Chicago

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

     More Information about VP - Wells Fargo Short Duration Government Fund | 98


MORE INFORMATION ABOUT VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. The Fund may invest up to 20% of its net assets within non-government mortgage and asset-backed securities.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Wells Capital Management Incorporated (Wells or the Subadviser), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund's objective, Wells will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally necognized statistical ratings organization, or are deemed by Wells to be of comparable quality. As part of Wells' investment strategy, the Subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, Wells may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio's overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

In pursuit of the Fund's objective, the Subadviser chooses debt securities that it believes:

-    offer competitive returns;

-    are undervalued; and

- offer additional income and /or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity.

In evaluating whether to sell a security, the Subadviser considers, among other factors, whether:

-    The security has achieved its designed return.

-    The security or its sector has become overvalued.

- A more attractive opportunity becomes available or the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

Wells may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Leverage Risk

-    Liquidity Risk

-    Interest Rate Risk

-    Market Risk

-    Prepayment and Extension Risk

-    Stripped Securities Risk

-    Derivatives Risk

     More Information about VP - Wells Fargo Short Duration Government Fund | 99


PORTFOLIO MANAGEMENT

Subadviser: Wells Capital Management Incorporated, which began serving as Subadviser to the Fund in May 2010, is located at 1333 North California Blvd, Walnut Creek, California. Wells, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Thomas O'Connor, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at Wells

-    Joined the Montgomery Fixed Income Team as Senior Portfolio Manager in 2000

- Prior to joining Wells, senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors and a senior trader of agency mortgages in both a proprietary and market-making role at the Union Bank of Switzerland

-    Began investment career in 1988

-    B.S. in Business Administration, University of Vermont

Troy Ludgood, Portfolio Manager

-    Managed the Fund since 2010

-    Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at Wells

-    Joined the Montgomery Fixed Income Team in 2004

- Prior to joining Wells, trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds

-    Began investment career in 2000

-    M.B.A, Wharton School, University of Pennsylvania

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

             Descriptions of the Principal Risks of Investing in the Funds | 100


DESCRIPTIONS OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds' principal investment strategies.

RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
ACTIVE MANAGEMENT RISK                        The Fund is actively managed and its performance therefore will reflect in part
All Funds                                     the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONFIDENTIAL INFORMATION ACCESS RISK          In managing the portfolio of floating rate loans for the Fund, the investment
RiverSource VP - Strategic Income Fund        manager normally will seek to avoid the receipt of material, non-public
VP - Eaton Vance Floating-Rate Income Fund    information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. In many instances, issuers of floating rate loans offer to furnish Confidential
                                              Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the Fund's performance.

COUNTERPARTY RISK                             The risk that a counterparty to a financial instrument entered into by the Fund
RiverSource VP - Strategic Income Fund        or held by special purpose or structured vehicle held by the Fund becomes
VP - Eaton Vance Floating-Rate Income Fund    bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK                                   Credit risk is the risk that the issuer of a security, or the counterparty to a
RiverSource VP - Limited Duration Bond Fund   contract, will default or otherwise become unable or unwilling to honor a
VP - American Century Diversified Bond Fund   financial obligation, such as payments due on a bond or a note. If the Fund
VP - J.P. Morgan Core Bond Fund               purchases unrated securities, or if the rating of a security is reduced after
VP - Wells Fargo Short Duration Government    purchase, the Fund will depend on the investment manager's (or Subadviser's)
   Fund                                       analysis of credit risk more heavily than usual.

CREDIT RISK                                   Credit risk is the risk that the issuer of a security, or the counterparty to a
VP - PIMCO Mortgage-Backed Securities Fund    contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's (or Subadviser's)
                                              analysis of credit risk more heavily than usual. In addition, investments in emerging markets debt obligations also are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments, and because a number of emerging markets governments and other issuers are already in default.

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
RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
CREDIT RISK                                   Credit risk is the risk that the borrower of a loan or the issuer of another
VP - Eaton Vance Floating-Rate Income Fund    debt security will default or otherwise become unable or unwilling to honor a
RiverSource VP - Strategic Income Fund        financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the issuer of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's (or Subadviser's)
                                              analysis of credit risk more heavily than usual.

DERIVATIVES RISK                              Derivatives are financial instruments that have a value which depends upon, or
RiverSource VP - Limited Duration Bond  Fund  is derived from, the value of something else, such as one or more underlying
RiverSource VP - Strategic Income Fund        securities, pools of securities, options, futures, indexes or currencies. Losses
VP - AllianceBernstein International Value    involving derivative instruments may be substantial, because a relatively small
   Fund                                       price movement in the underlying security(ies), instrument, currency or index
VP - American Century Diversified Bond Fund   may result in a substantial loss for the Fund. In addition to the potential for
VP - American Century Growth Fund             increased losses, the use of derivative instruments may lead to increased
VP - Mondrian International Small Cap Fund    volatility within the Fund. Derivative instruments in which the Fund invests
VP - PIMCO Mortgage-Backed Securities Fund    will typically increase the Fund's exposure to Principal Risks to which it is
VP - Pyramis International Equity Fund        otherwise exposed, and may expose the Fund to additional risks, including
VP - UBS Large Cap Growth Fund                correlation risk, counterparty credit risk, hedging risk, leverage risk, and
VP - Wells Fargo Short Duration Government    liquidity risk.
   Fund

                                              Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

                                              Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

                                              Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

                                              Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

                                              Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

                                              Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

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             Descriptions of the Principal Risks of Investing in the Funds | 102


RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
FOREIGN CURRENCY RISK                         The Fund's exposure to foreign currencies subjects the Fund to constantly
VP - Morgan Stanley Global Real Estate Fund   changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S.
                                              dollar will decline in value relative to the currency being sold forward.
                                              Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the
                                              Fund's exposure to foreign currencies may reduce the returns of the Fund.
                                              Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

HIGH-YIELD SECURITIES RISK                    Non-investment grade securities, commonly called "high-yield" or "junk" bonds,
RiverSource VP - Limited Duration Bond Fund   may react more to perceived changes in the ability of the issuing entity or
VP - American Century Diversified Bond Fund   obligor to pay interest and principal when due than to changes in interest
VP - J.P. Morgan Core Bond Fund               rates. Non-investment grade securities have greater price fluctuations and are
VP - PIMCO Mortgage-Backed Securities Fund    more likely to experience a default than investment grade bonds.

HIGH-YIELD SECURITIES RISK                    Non-investment grade loans or securities, commonly called "high-yield" or
VP - Eaton Vance Floating-Rate Income Fund    "junk," may react more to perceived changes in the ability of the borrower or
RiverSource VP - Strategic Income Fund        issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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             Descriptions of the Principal Risks of Investing in the Funds | 103


RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
HIGHLY LEVERAGED                              The high-yield debt instruments in which the Fund invests substantially consist
TRANSACTIONS RISK                             of transactions involving refinancings, recapitalizations, mergers and
RiverSource VP - Strategic Income Fund        acquisitions, and other financings for general corporate purposes. The Fund's
VP - Eaton Vance Floating-Rate Income Fund    investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy
                                              Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK                 The value of collateral, if any, securing a floating rate loan can decline, and
RiverSource VP - Strategic Income Fund        may be insufficient to meet the borrower's obligations or difficult to
VP - Eaton Vance Floating-Rate Income Fund    liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INTEREST RATE RISK                            Interest rate risk is the risk of losses attributable to changes in interest
RiverSource VP - Limited Duration Bond Fund   rates. Interest rate risk is generally associated with bond prices: when
VP - American Century Diversified Bond Fund   interest rates rise, bond prices fall. In general, the longer the maturity or
VP - J.P. Morgan Core Bond Fund               duration of a bond, the greater its sensitivity to changes in interest rates.
VP - PIMCO Mortgage-Backed Securities Fund    Interest rate changes also may increase prepayments of debt obligations, which
VP - Wells Fargo Short Duration Government    in turn would increase prepayment risk.
     Fund

INTEREST RATE RISK                            The securities in the portfolio are subject to the risk of losses attributable
VP - Eaton Vance Floating-Rate Income Fund    to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

INTEREST RATE RISK                            The securities in the Fund are subject to the risk of losses attributable to changes
RiverSource VP - Strategic Income             in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates.
                                              Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayment risk.


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             Descriptions of the Principal Risks of Investing in the Funds | 104


RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
ISSUER RISK                                   An issuer may perform poorly, and therefore, the value of its securities may
RiverSource VP - Strategic Income Fund        decline. Poor performance may be caused by poor management decisions,
VP - AllianceBernstein International Value    competitive pressures, breakthroughs in technology, reliance on suppliers, labor
   Fund                                       problems or shortages, corporate restructurings, fraudulent disclosures or other
VP - American Century Diversified Bond Fund   factors.
VP - American Century Growth Fund
VP - Columbia Wanger International Equities
   Fund
VP - Columbia Wanger U.S. Equities Fund
VP - Invesco International Growth Fund
VP - J.P. Morgan Core Bond Fund
VP - Jennison Mid Cap Growth Fund
VP - MFS Value Fund
VP - Marsico Growth Fund
VP - Mondrian International Small Cap Fund
VP - NFJ Dividend Value Fund
VP - Partners Small Cap Growth Fund
VP - PIMCO Mortgage-Backed Securities Fund
VP - Pyramis International Equity Fund
VP - UBS Large Cap Growth Fund

LEVERAGE RISK                                 Leverage occurs when the Fund increases its assets available for investment
VP - PIMCO Mortgage-Backed Securities Fund    using borrowings, short sales, derivatives, or similar instruments or
VP - Wells Fargo Short Duration Government    techniques. Due to the fact that short sales involve borrowing securities and
  Fund                                        then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's net asset value
                                              (NAV) even greater and thus result in increased volatility of returns. The
                                              Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK                                Liquidity risk is the risk associated with a lack of marketability of securities
RiverSource VP - Limited Duration Bond Fund   which may make it difficult or impossible to sell the security at desirable
VP - American Century Diversified Bond Fund   prices in order to minimize loss. The Fund may have to lower the selling price,
VP - Invesco International Growth Fund        sell other investments, or forego another, more appealing investment opportunity.
VP - J.P. Morgan Core Bond Fund
VP - PIMCO Mortgage-Backed Securities Fund
VP - Pyramis International Equity Fund
VP - Wells Fargo Short Duration Government
  Fund

LIQUIDITY RISK                                Floating rate loans generally are subject to legal or contractual restrictions
VP - Eaton Vance Floating-Rate Income Fund    on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the
                                              Fund needs to liquidate such loans. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

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             Descriptions of the Principal Risks of Investing in the Funds | 105


RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
LIQUIDITY RISK                                Liquidity risk is the risk associated with a lack of marketability of securities
RiverSource VP - Strategic Income Fund        which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

MARKET RISK                                   The market value of securities may fall or fail to rise. Market risk may affect
VP - Eaton Vance Floating-Rate Income Fund    a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.

MARKET RISK                                   The market value of securities may fall or fail to rise. Market risk may affect
RiverSource VP - Limited Duration Bond Fund   a single issuer, sector of the economy, industry, or the market as a whole. The
RiverSource VP - Strategic Income Fund        market value of securities may fluctuate, sometimes rapidly and unpredictably.
VP - American Century Diversified Bond Fund
VP - J.P. Morgan Core Bond Fund
VP - PIMCO Mortgage-Backed Securities Fund
VP - Wells Fargo Short Duration Government
  Fund

MARKET RISK                                   The market value of securities may fall or fail to rise. Market risk may affect
VP - American Century Growth Fund             a single issuer, sector of the economy, industry, or the market as a whole. The
VP - Marsico Growth Fund                      market value of securities may fluctuate, sometimes rapidly and unpredictably.
VP - MFS Value Fund                           In addition, focus on a particular style, for example, investment in growth or
VP - NFJ Dividend Value Fund                  value securities, may cause the Fund to underperform other mutual funds if that
VP - UBS Large Cap Growth Fund                style falls out of favor with the market.

MARKET RISK                                   The market value of securities may fall or fail to rise. Market risk may affect
VP - AllianceBernstein International Value    a single issuer, sector of the economy, industry, or the market as a whole. The
   Fund                                       market value of securities may fluctuate, sometimes rapidly and unpredictably.
VP - Columbia Wanger International Equities   These risks are generally greater for small and mid-sized companies, which tend
   Fund                                       to be more vulnerable than large companies to adverse developments. In addition,
VP - Columbia Wanger U.S. Equities Fund       focus on a particular style, for example, investment in growth or value
VP - Invesco International Growth Fund        securities, may cause the Fund to underperform other mutual funds if that style
VP - Jennison Mid Cap Growth Fund             falls out of favor with the market.
VP - Mondrian International Small Cap Fund
VP - Morgan Stanley Global Real Estate Fund
VP - Partners Small Cap Growth Fund
VP - Pyramis International Equity Fund

MID-SIZED COMPANY RISK                        Investments in mid-sized companies often involve greater risks than investments
VP - Jennison Mid Cap Growth Fund             in larger, more established companies because mid-sized companies tend to have less predictable earnings, may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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
RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
MORTGAGE-RELATED AND OTHER ASSET-BACKED       Mortgage-related and other asset-backed securities are subject to certain
RISK                                          additional risks. Generally, rising interest rates tend to extend the duration
RiverSource VP - Limited Duration Bond Fund   of fixed rate mortgage-related securities, making them more sensitive to changes
VP - PIMCO Mortgage-Backed Securities Fund    in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

NON-DIVERSIFICATION RISK                      The Fund is non-diversified. A non-diversified fund may invest more of its
VP - Morgan Stanley Global Real Estate Fund   assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

PREPAYMENT AND EXTENSION RISK                 Prepayment and extension risk is the risk that a loan, bond or other security
VP - Eaton Vance Floating-Rate Income Fund    might be called or otherwise converted, prepaid, or redeemed before maturity.
RiverSource VP - Strategic Income Fund        This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager (or
                                              Subadviser) may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the
                                              Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PREPAYMENT AND EXTENSION RISK                 Prepayment and extension risk is the risk that a bond or other security might be
RiverSource VP - Limited Duration Bond Fund   called, or otherwise converted, prepaid, or redeemed, before maturity. This risk
VP - American Century Diversified Bond Fund   is primarily associated with asset-backed securities, including mortgage backed
VP - J.P. Morgan Core Bond Fund               securities. If a security is converted, prepaid, or redeemed, before maturity,
VP - PIMCO Mortgage-Backed Securities Fund    particularly during a time of declining interest rates, the investment manager
VP - Wells Fargo Short Duration Government    (or Subadviser) may not be able to reinvest in securities providing as high a
  Fund                                        level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK                       Securities selected using quantitative methods may perform differently from the
RiverSource VP - Strategic Income Fund        market as a whole for many reasons, including the factors used in building the
VP - AllianceBernstein International Value    quantitative analytical framework, the weights placed on each factor, and
  Fund                                        changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

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
RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
REAL ESTATE INDUSTRY RISK                     Because of the Fund's policy of concentrating its investments in securities of
RiverSource VP - Strategic Income Fund        companies operating in the real estate industry, the Fund is more susceptible to
VP - Morgan Stanley Global Real Estate Fund   risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

                                              REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income.
                                              Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

                                              REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

RISKS OF FOREIGN INVESTING                    Foreign securities are securities of issuers based outside the United States. An
VP - MFS Value Fund                           issuer is deemed to be based outside the United States if it is organized under
VP - Pyramis International Equity Fund        the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

                                              Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

                                              Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

                                              Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

             Descriptions of the Principal Risks of Investing in the Funds | 108


RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
RISKS OF FOREIGN/EMERGING MARKETS INVESTING   Foreign securities are securities of issuers based outside the United States. An
RiverSource VP - Limited Duration Bond Fund   issuer is deemed to be based outside the United States if it is organized under
RiverSource VP - Strategic Income Fund        the laws of another country. Foreign securities are primarily denominated in
VP - AllianceBernstein International Value    foreign currencies. In addition to the risks normally associated with domestic
   Fund                                       securities of the same type, foreign securities are subject to the following
VP - Columbia Wanger International Equities   foreign risks:
   Fund
VP - Eaton Vance Floating-Rate Income Fund    Country risk includes the political, economic, and other conditions of the
VP - Invesco International Growth Fund        country. These conditions include lack of publicly available information, less
VP - Jennison Mid Cap Growth Fund             government oversight (including lack of accounting, auditing, and financial
VP - Marsico Growth Fund                      reporting standards), the possibility of government-imposed restrictions, and
VP - Mondrian International Small Cap Fund    even the nationalization of assets. The liquidity of foreign investments may be
VP - Morgan Stanley Global Real Estate Fund   more limited than for most U.S. investments, which means that, at times it may
VP - NFJ Dividend Value Fund                  be difficult to sell foreign securities at desirable prices.
VP - Partners Small Cap Growth Fund
VP - UBS Large Cap Growth Fund                Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

                                              Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

                                              Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above.
                                              These markets are in early stages of development and are extremely volatile.
                                              They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

SECTOR RISK                                   If a fund emphasizes one or more economic sectors, it may be more susceptible to
VP - Partners Small Cap Growth Fund           the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK              Investments in small and medium sized companies often involve greater risks than
RiverSource VP - Strategic Income Fund        investments in larger, more established companies because small and medium
VP - Columbia Wanger International Equities   companies may lack the management experience, financial resources, product
  Fund                                        diversification, experience and competitive strengths of larger companies.
VP - Columbia Wanger U.S. Equities Fund       Additionally, in many instances the securities of small and medium companies are
VP - Mondrian International Small Cap Fund    traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

SMALL COMPANY RISK                            Investments in small capitalization companies often involve greater risks than
VP - Partners Small Cap Growth Fund           investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

             Descriptions of the Principal Risks of Investing in the Funds | 109


RISK TYPE / FUND(S)                                                              DESCRIPTION
-------------------                           --------------------------------------------------------------------------------
STRIPPED SECURITIES RISK                      Stripped securities are the separate income or principal components of debt
VP - Wells Fargo Short Duration Government    securities.  These securities are particularly sensitive to changes in interest
  Fund                                        rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.  For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

VALUE SECURITIES RISK                         Value securities involve the risk that they may never reach what the investment
VP - AllianceBernstein International Value    manager believes is their full market value either because the market fails to
  Fund                                        recognize the stock's intrinsic worth or the investment manager misgauged that
VP - MFS Value Fund                           worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

VARYING DISTRIBUTION LEVELS RISK              The amount of the distributions paid by the Fund generally depends on the amount
VP - NFJ Dividend Value Fund                  of income and/or dividends received by the Fund on the securities it holds. The
                                              Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

                                     Other Investment Strategies and Risks | 110


MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in the Summaries of the Funds.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund's current fiscal year and are expressed as a percentage (expense ratio) of the Fund's estimated average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitments by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses are expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in the Fund's assets in the current fiscal year.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses*, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed the amounts shown below:

FUND                                               CLASS 1   CLASS 2
----                                               -------   -------
RiverSource VP - Limited Duration Bond Fund         0.54%     0.79%
RiverSource VP - Strategic Income Fund              0.58%     0.83%
VP - AllianceBernstein International Value Fund     0.92%     1.17%
VP - American Century Diversified Bond Fund         0.55%     0.80%
VP - American Century Growth Fund                   0.70%     0.95%
VP - Columbia Wanger International Equities Fund    1.15%     1.40%
VP - Columbia Wanger U.S. Equities Fund             0.97%     1.22%
VP - Eaton Vance Floating-Rate Income Fund          0.58%     0.83%
VP - Invesco International Growth Fund              0.96%     1.21%
VP - J.P. Morgan Core Bond Fund                     0.55%     0.80%
VP - Jennison Mid Cap Growth Fund                   0.82%     1.07%
VP - MFS Value Fund                                 0.64%     0.89%
VP - Marsico Growth Fund                            0.70%     0.95%
VP - Mondrian International Small Cap Fun           1.31%     1.56%
VP - Morgan Stanley Global Real Estate Fund         0.86%     1.11%
VP - NFJ Dividend Value Fund                        0.64%     0.89%
VP - Partners Small Cap Growth Fund                 1.07%     1.32%
VP - PIMCO Mortgage-Backed Securities Fund          0.55%     0.80%
VP - Pyramis International Equity Fund              0.96%     1.21%
VP - UBS Large Cap Growth Fund                      0.70%     0.95%
VP - Wells Fargo Short Duration Government Fund     0.55%     0.80%

* In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

                                     Other Investment Strategies and Risks | 111


OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies. For example, a Fund that does not include investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as "acquired funds") as part of its principal investment strategies may make such investment. Ownership of acquired funds results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else such as one or more underlying securities, pools of securities, indexes or currencies) as part of their principal investment strategy may make such investments. These derivative instruments may be used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments in which a Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds' SAI.

Unusual Market Conditions. A Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the caption "Additional Management Information" in the "Fund Management and Compensation" section for more information.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed when Fund shares are held in a taxable account. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign

                                     Other Investment Strategies and Risks | 112


the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance.

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Multi-Manager Risk. While Columbia Management Investment Advisers, LLC (the investment manager), as the Funds' investment manager, monitors each subadviser of the subadvised Funds and the overall management of the Funds, to the extent a Fund has multiple subadvisers, each subadviser makes investment decisions independently from Columbia Management Investment Advisers, LLC and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the exposure of a Fund with multiple subadvisers to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds' securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions paid by each Fund will be set forth in the SAI. The brokerage commissions will not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Also, brokerage commissions will not reflect other elements of transaction costs, including the extent to which the Funds' purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table for each Fund under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus, they will be reflected in the total return of the Funds.

Directed Brokerage. The Funds' Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

                                          Fund Management and Compensation | 113


FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the funds that includes the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Each Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee rate based on each Fund's average daily net assets is as follows:

FUND                                                       MANAGEMENT FEE RATE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
----                                               -------------------------------------------------------------------------------
RiverSource VP - Limited Duration Bond Fund        0.48% on the first $1 billion, gradually reducing to 0.29% as assets increase
RiverSource VP - Strategic Income Fund             0.57% on the first $1 billion, gradually reducing to 0.39% as assets increase
VP - AllianceBernstein International Value Fund    0.85% on the first $1 billion, gradually reducing to 0.70% as assets increase
VP - American Century Diversified Bond Fund        0.48% on the first $1 billion, gradually reducing to 0.40% as assets increase
VP - American Century Growth Fund                  0.65% on the first $1 billion, gradually reducing to 0.50% as assets increase
VP - Columbia Wanger International Equities Fund   0.95% on the first $250 million, gradually reducing to 0.85% as assets increase
VP - Columbia Wanger U.S. Equities Fund            0.90% on the first $250 million, gradually reducing to 0.80% as assets increase
VP - Eaton Vance Floating-Rate Income Fund         0.63% on the first $1 billion, gradually reducing to 0.53% as assets increase
VP - Invesco International Growth Fund             0.85% on the first $1 billion, gradually reducing to 0.70% as assets increase
VP - J.P. Morgan Core Bond Fund                    0.48% on the first $1 billion, gradually reducing to 0.40% as assets increase
VP - Jennison Mid Cap Growth Fund                  0.75% on the first $1 billion, gradually reducing to 0.65% as assets increase
VP - MFS Value Fund                                0.65% on the first $1 billion, gradually reducing to 0.50% as assets increase
VP - Marsico Growth Fund                           0.65% on the first $1 billion, gradually reducing to 0.50% as assets increase
VP - Mondrian International Small Cap Fund         0.95% on the first $250 million, gradually reducing to 0.85% as assets increase
VP - Morgan Stanley Global Real Estate Fund        0.85% on the first $1 billion, gradually reducing to 0.75% as assets increase
VP - NFJ Dividend Value Fund                       0.65% on the first $1billion, gradually reducing to 0.50% as assets increase
VP - Partners Small Cap Growth Fund                0.90% on the first $250 million, gradually reducing to 0.80% as assets increase
VP - PIMCO Mortgage-Backed Securities Fund         0.48% on the first $1 billion, gradually reducing to 0.40% as assets increase
VP - Pyramis International Equity Fund             0.85% on the first $1 billion, gradually reducing to 0.70% as assets increase
VP - UBS Large Cap Growth Fund                     0.65% on the first $1 billion, gradually reducing to 0.50% as assets increase
VP - Wells Fargo Short Duration Government Fund    0.48% on the first $1 billion, gradually reducing to 0.40% as assets increase

Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be made available in the Fund's semiannual shareholder report for the period ending June 30, 2010.

                                          Fund Management and Compensation | 114


ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' investment manager, Columbia Management and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under "Other expenses" in the expense table for each Fund under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor) provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 shares. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. More information on how these fees are used is set forth under "Buying and Selling Shares - Description of Fund Shares" and in the SAI.

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent), provides or compensates others to provide services to the Funds. The Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these services to the Funds. Fees paid by each Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. The transfer agent may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners Qualified Plan participants and the Accounts.

The SAI provides additional information about the services provided under the agreements set forth above.

PAYMENTS TO AFFILIATED AND UNAFFILIATED PARTICIPATING INSURANCE COMPANIES

The Funds may be sold as underlying investment options under Contracts offered by RiverSource Life Insurance Company (RiverSource Life), its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (together, the Affiliated Insurance Companies) and other unaffiliated participating insurance companies (collectively, the participating insurance companies). Columbia Management and its affiliates may make or support payments out of their own resources to the participating insurance companies including the Affiliated Insurance Companies as a result of their agreement to include the Funds as investment options under the Contracts. These Contracts may also include mutual funds other than the Funds as investment options, and the participating insurance companies including the Affiliated Insurance Companies may receive payments from the sponsors of these other mutual funds as a result of including those funds as underlying investment options under the Contracts. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds in products offered by the Affiliated Insurance Companies, as employee compensation and business unit operating goals at all levels are tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management, and the distributor, and the products they offer, including the Funds. The amount of payment from sponsors of other funds that are offered as investment options under the Contracts or allocation from Columbia Management and its affiliates varies, and may be significant. The amount of the payment or allocation participating insurance companies receive from a fund may create an incentive for the companies and may influence their decision regarding which funds to include under a Contract. These arrangements are sometimes referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the participating insurance companies. See your Contract prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If

                                          Fund Management and Compensation | 115


such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Funds to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses the nature of any material relationships it has with a subadviser to the Board.

Affiliated Products. Columbia Management serves as investment manager to all funds in the Fund Family, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds-of-funds) in the Fund Family, including the Funds. These funds-of-funds, individually or collectively, may own a significant percentage of the outstanding shares of the Funds, and Columbia Management seeks to balance potential conflicts between the funds-of-funds and the Funds in which they invest. The funds-of-funds' investment in the Funds may also have the effect of creating economies of scale (including lower expense ratios) because the funds-of-funds may own substantial portions of the shares of the Funds and, comparatively, a redemption of Fund shares by one or more funds-of-funds could cause the expense ratio of a Fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the funds-of-funds, the Funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the Funds may experience increased expenses as they buy and sell securities to manage these transactions. Substantial redemptions by the funds-of-funds within a short period of time could require a Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the Fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the Fund's investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the funds-of-funds' assets among the funds in the Fund Family as it earns different fees from such funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on investors who, as of 30 days after the end of the Funds' fiscal period, owned 5% or more of any class of a Fund's shares and those investors who owned 25% or more of a Fund's shares (all share classes taken together) including ownership by funds-of-funds.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the Fund Family and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses, and is expected to operate at a very low expense ratio. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Funds' shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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                                                 Buying and Selling Shares | 116


BUYING AND SELLING SHARES

DESCRIPTION OF FUND SHARES

Each Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by the distributor. Not all Funds or share classes may be available under your Contract or Qualified Plan. Under a Rule 12b-1 plan adopted by the Trust, Class 2 shares pay an annual shareholder servicing and distribution ("12b-1") fee of up to 0.25% of average net assets. Each Fund pays this fee to the distributor. The distributor uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners who invest in Class 2 shares, and for distribution related expenses. Additionally, the distributor may use this fee to make payments to Qualified Plan sponsors or their affiliates for similar services provided to Qualified Plans and their participants. Because these 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a Fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the Fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when investors will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

As a Contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

See your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to Accounts that may own shares directly, are described in your Contract Prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in shares of the Fund to one or more of the other investment options available under your Contract or Qualified Plan.

You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or a participating insurance company or Qualified Plan sponsor.

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                                                 Buying and Selling Shares | 117


Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

SHORT-TERM OR EXCESSIVE TRADING

The Board has adopted a policy that the Funds will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading in funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the closure of U.S. markets in order to take advantage of inefficiencies in the fund's pricing of those securities. This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. The Funds, when used as underlying funds for funds-of-funds, may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers. To the extent a Fund has significant holdings in foreign securities, small cap stocks, floating rate loans and/or high yield bonds, the risks of market timing may be greater for that Fund than for other funds. See "Principal Investment Strategies of the Fund" for each Fund in the "More Information About the Funds" section for a discussion of the types of securities in which your Fund invests. See "Pricing and Valuing of Fund Shares" for a discussion of the Funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Funds are currently offered as underlying funds for affiliated funds-of funds and as investment options under Contracts offered by affiliated and unaffiliated insurance companies and to Qualified Plans, which are administered by third-party administrators (TPAs). Because the insurance companies and TPAs process Fund trades on an omnibus basis and the Funds cannot generally ascertain the identity of a particular Contract owner or Qualified Plan participant or whether the same has placed a particular purchase or sale order, the Board has adopted procedures intended to detect and deter market timing activities at the omnibus account level.

As required by SEC rules, the Fund has entered or will enter into agreements with participating insurance companies and TPAs (each, a Sponsoring Entity) whereby the Fund or its agents may require a Sponsoring Entity to provide individual account level information about you and your trading activities in the Fund. If the Fund detects market timing activities at the omnibus level, the Fund may require the Sponsoring Entity to take actions to curtail the activity, which may include restricting your trading activity in the Fund.

The procedures that are designed to detect and deter market timing activities at the Contract level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some Contracts may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

Please refer to your Contract prospectus for specific details on transfers between investment options and market timing policies and procedures.

                                                   Distributions and Taxes | 118


DISTRIBUTIONS AND TAXES

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes: RiverSource VP - Limited Duration Bond Fund, RiverSource VP - Strategic Income Fund, VP - AllianceBernstein International Value Fund, VP - American Century Diversified Bond Fund, VP - Columbia Wanger International Equities Fund, VP - Eaton Vance Floating-Rate Income Fund, VP - Invesco International Growth Fund, VP - J.P. Morgan Core Bond Fund, VP - Mondrian International Small Cap Fund, VP - Morgan Stanley Global Real Estate Fund, VP - PIMCO Mortgage-Backed Securities Fund, VP - Pyramis International Equity Fund and VP - Wells Fargo Short Duration Government Fund.

Each of the following Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders:
VP - American Century Growth Fund, VP - Columbia Wanger U.S. Equities Fund, VP - Jennison Mid Cap Growth Fund, VP - MFS Value Fund, VP - Marsico Growth Fund, VP
- NFJ Dividend Value Fund, VP - Partners Small Cap Growth Fund and VP - UBS Large Cap Growth Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

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                                                                           | 119


RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Funds and their investments is available in the Funds' SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds directly at 1(800) 221-2450 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the distributor, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

                                                              S-6546-99 C (5/10)